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Scudder Lifecycle Long Range Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Short Range Fund

Annual Report

March 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

Scudder Lifecycle Funds

<Click Here> Portfolio Summary

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Accountants

<Click Here> Tax Information

<Click Here> Shareholder Meeting Results

<Click Here> Trustees and Officers

Asset Management Portfolios

<Click Here> Investment Portfolios

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Accountants

<Click Here> Shareholder Meeting Results

<Click Here> Account Management Resources

Scudder Lifecycle Funds	Nasdaq Symbol	CUSIP Number
Long Range Fund - Investment Class	BTILX	81111R 833
Mid Range Fund - Investment Class	BTLRX	81111R 825
Short Range Fund - Investment Class	BTSRX	81111R 817

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the funds' prospectus for more complete information, including a complete description of the funds' investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary March 31, 2003

Scudder Lifecycle Long Range Fund

Average Annual Total Returns*
	1-Year	3-Year	5-Year	Life of Class**
Investment Class	-12.21%	-7.50%	.19%	7.06%
S&P 500 Index+	-24.76%	-16.09%	-3.77%	8.69%
Salomon Broad Investment Grade Bond Index++	9.78%	9.20%	7.14%	7.32%
Asset Allocation Index - Long Range+++	-10.38%	-3.56%	1.33%	8.24%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 3/31/03	$ 8.89
3/31/02	$ 10.61
Distribution Information: Twelve Months: Income Dividends	$ .43

Investment Class Lipper Rankings* - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	118	of	302	39
3-Year	96	of	220	44
5-Year	47	of	162	29

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Long Range Fund - Investment Class [] S&P 500 Index+ [] Salomon Broad Investment Grade Bond Index++ [] Asset Allocation Index - Long Range+++

Yearly periods ended March 31

Comparative Results*
Scudder Lifecycle Long Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$8,779	$7,915	$10,097	$18,941
	Average annual total return	-12.21%	-7.50%	.19%	7.06%
S&P 500 Index+	Growth of $10,000	$7,524	$5,907	$8,253	$21,757
	Average annual total return	-24.76%	-16.09%	-3.77%	8.69%
Salomon Broad Investment Grade Bond Index++	Growth of $10,000	$10,978	$13,020	$14,118	$19,172
	Average annual total return	9.78%	9.20%	7.14%	7.32%
Asset Allocation Index - Long Range+++	Growth of $10,000	$8,962	$8,477	$10,681	$20,731
	Average annual total return	-10.38%	-3.56%	1.33%	8.24%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on November 16, 1993. Index returns begin November 30, 1993.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Salomon Broad Investment Grade Bond Index covers all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Long Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Lifecycle Mid Range Fund

Average Annual Total Returns*
	1-Year	3-Year	5-Year	Life of Class**
Investment Class	-5.63%	-2.53%	2.29%	6.43%
S&P 500 Index+	-24.76%	-16.09%	-3.77%	8.49%
Salomon Broad Investment Grade Bond Index++	9.78%	9.20%	7.14%	7.06%
Asset Allocation Index - Mid Range+++	-3.99%	-.75%	3.23%	7.51%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 3/31/03	$ 8.80
3/31/02	$ 9.75
Distribution Information: Twelve Months: Income Dividends	$ .40

Investment Class Lipper Rankings* - Flexible Portfolio Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	50	of	302	17
3-Year	37	of	220	17
5-Year	17	of	162	11

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Mid Range Fund - Investment Class [] S&P 500 Index+ [] Salomon Broad Investment Grade Bond Index++ [] Asset Allocation Index - Mid Range+++

Yearly periods ended March 31

Comparative Results*
Scudder Lifecycle Mid Range Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$9,437	$9,260	$11,196	$18,027
	Average annual total return	-5.63%	-2.53%	2.29%	6.43%
S&P 500 Index+	Growth of $10,000	$7,524	$5,907	$8,253	$21,549
	Average annual total return	-24.76%	-16.09%	-3.77%	8.49%
Salomon Broad Investment Grade Bond Index++	Growth of $10,000	$10,978	$13,020	$14,118	$19,012
	Average annual total return	9.78%	9.20%	7.14%	7.06%
Asset Allocation Index - Mid Range+++	Growth of $10,000	$9,601	$9,778	$11,724	$19,593
	Average annual total return	-3.99%	-.75%	3.23%	7.51%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on October 14, 1993. Index returns begin October 31, 1993.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Salomon Broad Investment Grade Bond Index covers all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Mid Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 35%; bonds: 45%; cash: 20%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Scudder Lifecycle Short Range Fund

Average Annual Total Returns*
	1-Year	3-Year	5-Year	Life of Fund**
Investment Class	.83%	2.25%	4.03%	5.93%
S&P 500 Index+	-24.76%	-16.09%	-3.77%	8.49%
Salomon Broad Investment Grade Bond Index++	9.78%	9.20%	7.14%	7.06%
Asset Allocation Index - Short Range+++	2.63%	3.94%	5.02%	6.83%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Net Asset Value and Distribution Information
Investment Class
Net Asset Value: 3/31/03	$ 9.71
3/31/02	$ 10.08
Distribution Information: Twelve Months: Income Dividends	$ .45

Investment Class Lipper Rankings* - Income Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	8	of	126	7
3-Year	21	of	89	24
5-Year	8	of	72	11

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder Lifecycle Short Range Fund - Investment Class [] S&P 500 Index+ [] Salomon Broad Investment Grade Bond Index++ [] Asset Allocation Index - Short Range+++

Yearly periods ended March 31

Comparative Results*
Scudder Lifecycle Short Range Fund		1-Year	3-Year	5-Year	Life of Fund**
Investment Class	Growth of $10,000	$10,083	$10,690	$12,183	$17,250
	Average annual total return	.83%	2.25%	4.03%	5.93%
S&P 500 Index+	Growth of $10,000	$7,524	$5,907	$8,253	$21,549
	Average annual total return	-24.76%	-16.09%	-3.77%	8.49%
Salomon Broad Investment Grade Bond Index++	Growth of $10,000	$10,978	$13,020	$14,118	$19,012
	Average annual total return	9.78%	9.20%	7.14%	7.06%
Asset Allocation Index - Short Range+++	Growth of $10,000	$10,263	$11,228	$12,775	$18,487
	Average annual total return	2.63%	3.94%	5.02%	6.83%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** The Fund commenced operations on October 15, 1993. Index returns begin October 31, 1993.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
++ Salomon Broad Investment Grade Bond Index covers all inclusive universe of institutionally traded US treasury, agency, mortgage and corporate securities.
+++ Asset Allocation Index - Short Range is calculated using the performance of three unmanaged indices representative of stocks (S&P 500 Index), bonds (Salomon Broad Investment Grade Bond Index) and cash (Merrill Lynch 3-month T-bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 15%; bonds: 55%; cash: 30%). These results are summed to produce the aggregate benchmark. The S&P 500 Index measures the performance of 500 large US companies. The Salomon Broad Investment Grade Bond Index covers an all inclusive universe of institutionally traded US Treasury, agency, mortgage and corporate securities. The Merrill Lynch 3-month T-bill Index is representative of the 3-month Treasury market.
Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview

Dear Shareholder:

A loss of economic momentum began earlier this year in the run-up to the US-led war with Iraq, and recent economic data has been almost uniformly weak.

For years the economy has been struggling to "work off the excesses" of the late-1990s boom - excessive capital investment by firms, deficient savings by households, and inflated stock prices, for example. Now geopolitical uncertainties (such as terrorist strikes, prolonged or spreading war, and disruption of oil supplies), as well as higher oil prices, have been added to the mix. These factors have taken a heavy toll on economic activity. Labor markets have softened, so many people have been out of work. Consumers have feared having less money, and have been spending less. Businesses, afraid that consumers won't buy their goods, have been wary of investing in new equipment and building up inventories. As a result, economic growth has been slow.

When the geopolitical uncertainties diminish, a major weight will likely be lifted from the economy. But that doesn't mean it will bounce back right away. The economy will still have to work off some of the excesses of the late-1990s boom, as described above. And this may restrain a recovery.

Despite these problems, the economy still has two major sources of support. One of them is policy stimulus, such as interest rates and tax cuts. If the economy's weakness persists much longer - and especially if it lingers after the geopolitical uncertainties diminish - the Federal Reserve Board will most likely make additional interest rate cuts. Plus, federal spending hikes and tax cuts are putting more money into the pockets of consumers. This is encouraging consumer spending, which is encouraging business investment.

Another source of support for the economy is strong productivity. Productivity is a measure of business output per person-hour worked. Growth in productivity means businesses produce more goods with the same amount of labor. And that means they can possibly afford to pay workers more or hire more people. And higher wages and better employment opportunities typically encourage people to spend more. This, in turn, encourages businesses to invest in capital, because they know that if they produce more, they will be rewarded by consumers buying their goods.

Economic Guideposts Data as of 3/31/03
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management, Inc.

We expect policy stimulus and strong productivity growth to persist. This - along with a decrease in geopolitical uncertainty and lower oil prices, should both occur - would enable the economy to claw its way back to average growth and above in late 2003 and 2004.

We believe equities will surely benefit if geopolitical uncertainty declines and economic activity accelerates, as we expect later this year. However, equities are still not cheap, even after the price declines of the past three years. As a result, we expect equity returns to beat Treasury returns by much less than in recent decades. (However, note that there is a greater level of risk associated with stocks. Unlike Treasuries, the investment return and principal value of stocks will fluctuate.)

Deutsche Asset Management, Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Asset Management, Inc. as of April 7, 2003, and may not actually come to pass.

Portfolio Management Review

Scudder Lifecycle Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Asset Management Portfolios (the "Portfolios"), the Portfolios in which the Scudder Lifecycle Funds invest all of their assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

On January 31, 2003, Deutsche Bank AG completed the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation. Under this agreement, it is proposed that Deutsche Asset Management, Inc. would remain the investment advisor to the Portfolios and that NTI would become sub-advisor to the passive equity portion of the Portfolios, subject to Board and shareholder approval and satisfaction of certain other conditions. On March 17, 2003, the shareholders of the Asset Management Portfolio and Asset Management Portfolio III approved the sub-advisory agreements. On March 31, 2003 the shareholders of the Asset Management Portfolio II approved the sub-advisory agreement. The sub-advisory agreements will be implemented on April 25, 2003. From January 31, 2003 until the implementation of the new sub-advisory agreements with NTI, the investment advisory personnel who provide services to the Portfolios will be employees of NTI but will be seconded (leased) from NTI to DeAM, Inc. and will continue to manage the Portfolios pursuant to the current advisory agreements.

Portfolio Management Team

Janet Campagna

Managing Director of Deutsche Asset Management and Lead Manager of the Portfolios.

• Head of global and tactical asset allocation.

• Joined Deutsche Asset Management in 1999 and began managing the Portfolios in 2000.

• Investment strategist and manager of the asset allocation strategies group for Barclays Global Investors from 1994 to 1999.

• Over 12 years of investment industry experience.

• Bachelor's degree in Economics from Northeastern University; Master's degree in Social Science from California Institute of Technology and Ph.D in Political Science from University of California at Irvine.

Robert Wang

Managing Director of Deutsche Asset Management and Co-Manager of the Portfolios.

• Joined Deutsche Asset Management in 1995 and began managing the Portfolios in 2000.

• Fixed income trader for J.P. Morgan from 1982 to 1995.

• Over 21 years of investment industry experience.

• Bachelor's degree in Economics from the Wharton School at the University of Pennsylvania.

In the following interview, Portfolio Managers Janet Campagna and Robert Wang discuss the funds' strategies and the market environment during the 12-month period ended March 31, 2003.

Q: How did Scudder Lifecycle Funds perform during the fiscal year?

A: All three Scudder Lifecycle Funds outperformed the S&P 500 index and their respective Lipper category averages but underperformed their respective asset allocation benchmark indices for the annual period ended March 31, 2003.

As the fiscal year began, the funds were overweight in equities (relative to their benchmarks) based on economic indicators and fair equity valuations, a slow recovery was in progress. The funds were slightly underweight in bonds. This positioning had a negative impact on the funds' performance during April, when corporate governance and accounting concerns led to criminal arrests, and dramatic equity market volatility bolstered a flight to quality into the US Treasury market.

By May, we had moved to an underweighting in US equities, which boosted the funds' performance through June. However, an overweighting in certain international equity markets, such as Germany, France and, to a lesser extent, Japan, hurt the funds' performance during these months. Also in May, the opportunity for capital growth in US bonds seemed comparatively less attractive in our view, and thus Scudder Lifecycle Long Range Fund remained modestly underweight in this asset class. This position, together with allocations to Australian and German bonds, resulted in a relatively neutral effect for the last two months of the quarter. Given the higher income mandate of Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Short Range Fund, we had shifted to an overweight position in US bonds in these funds toward the end of April. We then moved back to an underweighting in June. This was a successful strategy for these funds.

On the currency front, all three Scudder Lifecycle Funds benefited from strong currency positioning during the second calendar quarter, as overweightings in the euro and British pound and an underweighting in the US dollar bolstered the funds' performance.

Q: Did you make asset allocation changes during the third calendar quarter?

A: We shifted the funds to an overweighting in US equities during July and August based on our analysis of valuations. International equities were overweighted due to significant valuation discounts and an expected improvement in the regional economy that never materialized. The overweight fixed-income allocation also detracted from performance. Within the asset class, an overweighting in international bonds was a plus, but it was not enough to offset the mild negative of an underweighting in US bonds. With an overweighting in the euro and the Canadian dollar and an underweighting in the US dollar, the funds' currency positioning throughout the third calendar quarter had a neutral effect on performance.

Q: What were the primary factors affecting fund allocation during the second half of the fiscal year?

A: The dominant factors affecting performance through the second half of the fiscal year were asset class allocation and risk management rather than country or regional weightings. During a period when economic uncertainties, geopolitical concerns, high oil prices, and equity and bond market volatility led to investor risk aversion, the funds benefited from their diversification of asset class and regional exposure. The value of the funds' diversified approach provided especially significant risk reduction through the buildup of the Iraqi crisis and the undertaking of military action.

The funds benefited from their overweighting in equities in October and November, when stock markets globally performed well. In fact, we had increased the funds' allocation to equities in anticipation of the Federal Reserve Board's 50-basis-point interest rate cut in early November. This monetary easing, together with a Republican sweep of the US Congress in the November elections and favorable year-over-year fourth-quarter earnings comparisons, supported a dramatic six-week recovery of the equity markets from their early-October lows. Unfortunately, as November came to a close, geopolitical realities, including the potential hostilities against Iraq, the spike in oil prices and North Korea's nuclear program, as well as mixed forecasts for corporate earnings, began to weigh down equity markets worldwide. The resultant strong move toward risk aversion then penalized equity investments and benefited fixed income in December. Intermediate US Treasuries, which had weakened in late October and November, rallied strongly as investor sentiment shifted. Currencies were a consistent contributor to the funds' performance throughout the quarter, as we sought to take advantage of the US dollar's weakness. US authorities denied any departure from a historical strong-dollar doctrine, but a turnover of the president's economic team and statements from Federal Reserve Board officials made it clear that eliminating deflation was their preeminent objective. Both gold and the euro benefited.

In January, the funds were overweight in equities in anticipation of a slow but steady economic recovery. As economic data came in weaker than expected in February and March, we lowered the funds' equity overweighting to a neutral position by the end of the quarter. It was becoming clear that a positive resolution to the war in Iraq may not be enough to spark the equity markets, as concerns over US corporate earnings, accounting fraud in Europe, higher oil prices and soft employment numbers lingered. Within the funds' equity positions, we were prudently underweight in US equities in January, but an overweighting in European equities, which suffered from the strong euro and regional economic troubles, was a detriment to performance. We reduced the funds' European equity overweighting in February, which minimized the loss sustained by the portfolios. Given the higher income mandate of Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Short Range Fund, we were also overweight in bonds vs. cash in both of these funds during January, in response to low interest rates. The funds benefited from their weightings in both US and international fixed-income securities, as US Treasuries gained slightly, US corporate bonds rallied significantly and European bonds were supported by a long-awaited cut in interest rates by the European Central Bank. We reduced the overweight in bonds to a neutral position, as the Federal Reserve Board at its mid-March meeting chose not to give an assessment of the risks in the economy due to "geopolitical uncertainties." Although highly volatile, currencies were a consistent contributor to the funds' performance throughout the quarter, led by an overweighting of the euro vs. the US dollar.

Q: How were each of the funds diversified as of March 31, 2003?

A: Our model's assessment of a wide variety of factors supported each fund's allocation throughout the annual period.

• Scudder Lifecycle Long Range Fund's asset weightings were 55% in equities, 35% in bonds and 10% in cash and other short-term instruments as of March 31, 2003.

• Scudder Lifecycle Mid Range Fund's asset weightings were 35% in equities, 45% in bonds and 20% in cash and other short-term instruments as of March 31, 2003.

• Scudder Lifecycle Short Range Fund's asset weightings were 15% in equities, 55% in bonds and 30% in cash and other short-term instruments as of March 31, 2003.

Asset weightings include market value of futures contracts as of the end of the annual period.

We intend to continue to make careful risk management our top priority until a resolution is achieved in Iraq and corporate profit growth and economic activity, particularly with respect to capital spending, improve.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary March 31, 2003

Scudder Lifecycle Long Range Fund

Asset Allocation	3/31/03	3/31/02

Stocks	57%	52%
Bonds	38%	35%
Short-Term Investments	5%	13%
	100%	100%

Five Largest Equity Holdings at March 31, 2003 (8.4% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.9%
2. General Electric Co. Industrial conglomerate	1.8%
3. ExxonMobil Corp. Explorer and producer of oil and gas	1.7%
4. Wal-Mart Stores, Inc. Operator of discount stores	1.7%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	1.3%

Five Largest Fixed Income Long-Term Securities at March 31, 2003 (11.4% of Portfolio)
1. US Treasury Note 2.125%, 10/31/2004	6.4%
2. US Treasury Bond 6.0%, 2/15/2026	2.4%
3. Conseco Finance 5.21%, 11/15/2029	1.0%
4. Greenpoint Manufactured Housing 7.33%, 8/15/2020	.9%
5. ASIF Global Finance 4.9%, 1/17/2013	.7%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 44. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Scudder Lifecycle Mid Range Fund

Asset Allocation	3/31/03	3/31/02

Bonds	49%	45%
Common Stocks	37%	33%
Short-Term Investments	14%	22%
	100%	100%

Five Largest Equity Holdings at March 31, 2003 (5.5% of Portfolio)
1. Microsoft Corp. Developer of computer software	1.2%
2. General Electric Co. Operator of an industrial conglomerate	1.2%
3. ExxonMobil Corp. Explorer and producer of oil and gas	1.1%
4. Wal-Mart Stores, Inc. Operator of discount stores	1.1%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.9%

Five Largest Fixed Income Long-Term Securities at March 31, 2003 (10.3% of Portfolio)
1. US Treasury Bond 6.00%, 2/15/2026	2.8%
2. Conseco Finance 5.21%, 11/15/2029	2.0%
3. Greenpoint Manufactured Housing 7.33%, 8/15/2020	1.9%
4. Conseco Finance Securitizations Corp. 6.21%, 7/1/2032	1.9%
5. US Treasury Note 5.00%, 8/15/2011	1.7%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 63. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Scudder Lifecycle Short Range Fund

Asset Allocation	3/31/03	3/31/02

Bonds	59%	54%
Short-Term Investments	25%	32%
Common Stocks	16%	14%
	100%	100%

Five Largest Equity Holdings at March 31, 2003 (2.4% of Portfolio)
1. Microsoft Corp. Developer of computer software	0.5%
2. General Electric Co. Industrial conglomerate	0.5%
3. ExxonMobil Corp. Explorer and producer of oil and gas	0.5%
4. Wal-Mart Stores, Inc. Operator of discount stores	0.5%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	0.4%

Five Largest Fixed Income Long-Term Securities at March 31, 2003 (13.8% of Portfolio)
1. US Treasury Note 2.125%, 10/31/2004	3.1%
2. Conseco Finance 5.21%, 11/15/2029	2.9%
3. Greenpoint Manufactured Housing 7.33%, 8/15/2020	2.8%
4. US Treasury Bond 6.0%, 2/15/2026	2.7%
5. Federal National Mortgage Association 6.361%, 7/1/2008	2.3%

Asset allocation is based on market value of total investments in the Portfolio and is subject to change. Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 82. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2003
Assets	Long Range Fund	Mid Range Fund	Short Range Fund
Investment in Portfolio, at value(a)	$ 49,961,201	$ 51,984,244	$ 16,868,971
Receivable for Fund shares sold	24,641	27,723	19,602
Other assets	13,946	14,658	8,871
Total assets	49,999,788	52,026,625	16,897,444
Liabilities
Payable for Fund shares redeemed	32,366	22,078	62,462
Payable for shares of beneficial interest subscribed	78	-	3,592
Other accrued expenses and payables	62,111	53,773	34,259
Total liabilities	94,555	75,851	100,313
Net assets, at value	$ 49,905,233	$ 51,950,774	$ 16,797,131
Net Assets
Net assets consist of: Undistributed net investment income	297,268	323,040	86,814
Net unrealized appreciation (depreciation) on investment, futures and foreign currency transactions	(9,399,777)	(1,070,698)	231,381
Accumulated net realized gain (loss)	(16,445,311)	(9,080,198)	(1,587,294)
Paid-in capital	75,453,053	61,778,630	18,066,230
Net assets, at value	$ 49,905,233	$ 51,950,774	$ 16,797,131
Net Asset Value
Net assets applicable to shares outstanding	$ 49,905,233	$ 51,950,774	$ 16,797,131
Shares outstanding ($.001 par value per share, unlimited number of shares authorized)	5,610,791	5,901,030	1,729,436
Net Asset Value, offering and redemption price per share	$ 8.89	$ 8.80	$ 9.71

a Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2003
Investment Income	Long Range Fund	Mid Range Fund	Short Range Fund
Total investment income allocated from the Portfolio(a): Dividends - Unaffiliated issuers(b)	$ 728,868	$ 279,788	$ 50,775
Dividends - Affiliated issuers	31,988	46,325	32,607
Interest	1,940,835	1,794,417	740,297
Expenses(c)	(463,761)	(346,312)	(126,069)
Net investment income (loss) allocated from the Portfolio	2,237,930	1,774,218	697,610
Expenses: Administrator service fees	549,121	374,799	136,475
Auditing	13,399	13,399	14,301
Legal	13,001	13,001	6,637
Trustees' fees and expenses	7,170	11,001	7,703
Reports to shareholders	16,999	9,151	15,961
Registration fees	10,448	7,921	11,098
Other	-	749	12
Total expenses, before expense reductions	610,138	430,021	192,187
Expense reductions	(231,674)	(199,577)	(108,253)
Total expenses, after expense reductions	378,464	230,444	83,934
Net investment income (loss)	1,859,466	1,543,774	613,676
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investment	(10,280,668)	(3,896,296)	(388,206)
Futures	(1,625,050)	(1,847,443)	(481,840)
Foreign currency related transactions	1,823,752	840,324	234,743
	(10,081,966)	(4,903,415)	(635,303)
Net unrealized appreciation (depreciation) during the period on investment, futures, and foreign currency transactions	(4,254,628)	(376,708)	202,196
Net gain (loss) on investment transactions	(14,336,594)	(5,280,123)	(433,107)
Net increase (decrease) in net assets resulting from operations	$ (12,477,128)	$ (3,736,349)	$ 180,569

a Allocated from Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively.
b Net of foreign taxes withheld of $510, $19 and $115, respectively.
c For the year ended March 31, 2003, Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III waived fees in the amounts of $173,660, $139,224 and $72,279, which were allocated to the Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund, respectively, on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Long Range Fund
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 1,859,466	$ 3,554,252
Net realized gain (loss) on investment transactions	(10,081,966)	(2,150,771)
Net unrealized appreciation (depreciation) on investment transactions during the period	(4,254,628)	1,581,992
Net increase (decrease) in net assets resulting from operations	(12,477,128)	2,985,473
Distributions to shareholders from: Net investment income	(3,786,531)	(2,887,081)
Net realized gains	-	(410,547)
Fund share transactions: Proceeds from shares sold	15,161,666	54,373,064
Reinvestment of distributions	3,782,103	2,883,966
Cost of shares redeemed	(88,446,098)	(49,650,859)
Net increase (decrease) in net assets from Fund share transactions	(69,502,329)	7,606,171
Increase (decrease) in net assets	(85,765,988)	7,294,016
Net assets at beginning of period	135,671,221	128,377,205
Net assets at end of period (including undistributed net investment income of $297,268 and $553,942, respectively)	$ 49,905,233	$ 135,671,221
Other Information
Shares outstanding at beginning of period	12,783,967	12,028,918
Shares sold	1,623,174	5,124,050
Shares issued to shareholders in reinvestment of distributions	404,662	271,244
Shares redeemed	(9,201,012)	(4,640,245)
Net increase (decrease) in Fund shares	(7,173,176)	755,049
Shares outstanding at end of period	5,610,791	12,783,967

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Mid Range Fund
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 1,543,774	$ 2,570,469
Net realized gain (loss) on investment transactions	(4,903,415)	(1,057,791)
Net unrealized appreciation (depreciation) on investment transactions during the period	(376,708)	429,865
Net increase (decrease) in net assets resulting from operations	(3,736,349)	1,942,543
Distributions to shareholders from: Net investment income	(2,515,099)	(2,370,278)
Fund share transactions: Proceeds from shares sold	16,817,393	34,354,886
Reinvestment of distributions	2,514,918	2,370,129
Cost of shares redeemed	(33,525,854)	(44,518,977)
Net increase (decrease) in net assets from Fund share transactions	(14,193,543)	(7,793,962)
Increase (decrease) in net assets	(20,444,991)	(8,221,697)
Net assets at beginning of period	72,395,765	80,617,462
Net assets at end of period (including undistributed net investment income of $323,040 and $377,425, respectively)	$ 51,950,774	$ 72,395,765
Other Information
Shares outstanding at beginning of period	7,423,606	8,247,155
Shares sold	1,864,166	3,478,121
Shares issued to shareholders in reinvestment of distributions	277,043	243,758
Shares redeemed	(3,663,785)	(4,545,428)
Net increase (decrease) in Fund shares	(1,522,576)	(823,549)
Shares outstanding at end of period	5,901,030	7,423,606

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Short Range Fund
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 613,676	$ 964,923
Net realized gain (loss) on investment transactions	(635,303)	(38,343)
Net unrealized appreciation (depreciation) on investment transactions during the period	202,196	(57,876)
Net increase (decrease) in net assets resulting from operations	180,569	868,704
Distributions to shareholders from: Net investment income	(981,687)	(788,403)
Fund share transactions: Proceeds from shares sold	14,717,653	11,839,665
Reinvestment of distributions	977,058	540,550
Cost of shares redeemed	(23,015,246)	(17,046,177)
Net increase (decrease) in net assets from Fund share transactions	(7,320,535)	(4,665,962)
Increase (decrease) in net assets	(8,121,653)	(4,585,661)
Net assets at beginning of period	24,918,784	29,504,445
Net assets at end of period (including undistributed net investment income of $86,814 and $188,566, respectively)	$ 16,797,131	$ 24,918,784
Other Information
Shares outstanding at beginning of period	2,471,685	2,935,559
Shares sold	1,495,370	1,169,917
Shares issued to shareholders in reinvestment of distributions	99,543	53,840
Shares redeemed	(2,337,162)	(1,687,631)
Net increase (decrease) in Fund shares	(742,249)	(463,874)
Shares outstanding at end of period	1,729,436	2,471,685

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Lifecycle Long Range Fund

Investment Class
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.61	$ 10.67	$ 13.86	$ 12.57	$ 14.57
Income (loss) from investment operations:
Net investment income (loss)	.21[a]	.26	.34	.33	.43
Net realized and unrealized gain (loss) on investment transactions	(1.50)	(.08)	(1.73)	1.32	1.27
Total from investment operations	(1.29)	.18	(1.39)	1.65	1.70
Less distributions from: Net investment income	(.43)	(.21)	(.23)	(.24)	(.47)
Net realized gains on investment transactions	-	(.03)	(1.57)	(.12)	(2.98)
Distributions in excess of net investment income	-	-	-	-	(.25)
Total distributions	(.43)	(.24)	(1.80)	(.36)	(3.70)
Net asset value, end of period	$ 8.89	$ 10.61	$ 10.67	$ 13.86	$ 12.57
Total Return (%)[b]	(12.21)	1.70	(11.35)	13.46	12.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	136	128	167	134
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio (%)	1.48	1.44	1.45	1.46	1.44
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio (%)	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.21	2.39	2.78	2.30	2.51
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Scudder Lifecycle Mid Range Fund

Investment Class
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 9.75	$ 9.78	$ 11.38	$ 10.60	$ 12.32
Income (loss) from investment operations:
Net investment income (loss)	.25[a]	.30	.42	.32	.32
Net realized and unrealized gain (loss) on investment transactions	(.80)	(.06)	(.86)	.71	.84
Total from investment operations	(.55)	.24	(.44)	1.03	1.16
Less distributions from: Net investment income	(.40)	(.27)	(.33)	(.23)	(.38)
Net realized gains on investment transactions	-	-	(.83)	(.02)	(2.32)
Distributions in excess of net realized gain	-	-	-	-	(.18)
Total distributions	(.40)	(.27)	(1.16)	(.25)	(2.88)
Net asset value, end of period	$ 8.80	$ 9.75	$ 9.78	$ 11.38	$ 10.60
Total Return (%)[b]	(5.63)	2.48	(4.25)	9.80	10.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	72	81	99	78
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio II (%)	1.56	1.54	1.51	1.51	1.51
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio II (%)	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.68	3.04	3.86	3.03	2.75
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Scudder Lifecycle Short Range Fund

Investment Class
Years Ended March 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.08	$ 10.05	$ 10.54	$ 10.23	$ 10.82
Income (loss) from investment operations:
Net investment income (loss)	.29[a]	.38	.48	.39	.40
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.04)	(.21)	.18	.43
Total from investment operations	.08	.34	.27	.57	.83
Less distributions from: Net investment income	(.45)	(.31)	(.40)	(.26)	(.44)
Net realized gains on investment transactions	-	-	(.36)	-	(.76)
Distributions in excess of net investment income	-	-	-	-	(.22)
Total distributions	(.45)	(.31)	(.76)	(.26)	(1.42)
Net asset value, end of period	$ 9.71	$ 10.08	$ 10.05	$ 10.54	$ 10.23
Total Return (%)[b]	.83	3.42	2.52	5.76	7.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	25	30	38	45
Ratio of expenses before expense reductions, including expenses of Asset Management Portfolio III (%)	1.85	1.86	1.72	1.67	1.55
Ratio of expenses after expense reductions, including expenses of Asset Management Portfolio III (%)	1.00	1.00	1.00	1.00	1.00
Ratio of net investment income (loss) (%)	2.92	3.69	4.85	3.61	3.52
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund ("Scudder Lifecycle Long Range Fund," "Scudder Lifecycle Mid Range Fund" and "Scudder Lifecycle Short Range Fund," each a "Fund" and collectively the "Funds"), each a diversified series of BT Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies organized as a Massachusetts business trust.

The Lifecycle Long Range Fund, Lifecycle Mid Range Fund and Lifecycle Short Range Fund seek to achieve their investment objective by investing substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III, respectively (each a "Portfolio" and collectively the "Portfolios"), each a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc.").

On March 31, 2003, each Fund owned approximately the following percentage of the corresponding Portfolio:

Fund	Percentage	Portfolio
Long Range Fund	8%	Asset Management Portfolio
Mid Range Fund	100%	Asset Management Portfolio II
Short Range Fund	100%	Asset Management Portfolio III

The financial statements of each Portfolio, including each Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with each Fund's financial statements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Each Fund determines the valuation of their investment in each Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolios' policies for determining the value of their net assets are discussed in the Portfolios' Financial Statements, which accompany this report.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2003, each Fund had a net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration date, whichever occurs first.

The capital loss carryforwards were as follows:

Fund	Amount	Expiration Date
Long Range Fund	$ 1,172,000	3/31/2010
	9,432,000	3/31/2011
Mid Range Fund	$ 465,000	3/31/2010
	3,602,000	3/31/2011
Short Range Fund	$ 6,000	3/31/2010
	700,000	3/31/2011

Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code.

In addition, from November 1, 2002 through March 31, 2003, each Fund incurred net realized capital losses. As permitted by tax regulations, each Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2004.

The capital losses were as follows:

Fund	Capital Losses
Long Range Fund	$ 5,829,000
Mid Range Fund	$ 1,902,000
Short Range Fund	$ 416,000

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of each Fund.

The net unrealized appreciation/depreciation of each Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to each Portfolio for a breakdown of the appreciation/depreciation from investments.

At March 31, 2003, each Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	Long Range Fund	Mid Range Fund	Short Range Fund
Undistributed ordinary income*	$ 322,936	$ 350,322	$ 96,080
Capital loss carryforwards	$ (10,604,000)	$ (4,067,000)	$ (706,000)

In addition, during the years ended March 31, 2003 and March 31, 2002, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

2003	Long Range Fund	Mid Range Fund	Short Range Fund
Distributions from ordinary income*	$ 3,786,531	$ 2,515,099	$ 981,687
Distributions from long-term capital gains	$ -	$ -	$ -

2002	Long Range Fund	Mid Range Fund	Short Range Fund
Distributions from ordinary income*	$ 2,840,989	$ 2,370,278	$ 788,403
Distributions from long-term capital gains	$ 456,639	$ -	$ -

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Each Fund receives a daily allocation of its respective Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. (the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for each Fund, both wholly owned subsidiaries of Deutsche Bank AG.

For the year ended March 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund at 1.00%, including expenses allocated from each Portfolio. Under these agreements, the Advisor and Administrator reimbursed additional expenses of $231,674, $199,577 and $108,253 of Lifecycle Long Range, Lifecycle Mid Range and Lifecycle Short Range.

Administrator Service Fee. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.65% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended March 31, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at March 31, 2003
Long Range Fund	$ 549,121	$ 23,851
Mid Range Fund	374,799	31,265
Short Range Fund	136,475	6,360

Effective December 16, 2002, Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is each Fund's transfer agent. SISC provides the same services that ICCC provided to the Fund and is entitled to receive the same rate of compensation. Prior to December 16, 2002, ICCC served as each Fund's transfer agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Funds.

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Concentration of Ownership

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At March 31, 2003 there was one shareholder who held 31% of the outstanding shares of Lifecycle Long Range Fund, one shareholder who held 14% of the outstanding shares of Lifecycle Mid Range Fund and three shareholders who held 21%, 13% and 11% of the outstanding shares of Lifecycle Short Range Fund.

D. Other Information

During third quarter 2003, the Scudder Asset Management Fund - Premier, a series of BT Pyramid Mutual Funds, will acquire all of the assets and scheduled liabilities of the Scudder Lifecycle Long Range Fund - Investment, a series of BT Investment Funds, in exchange for shares of a new class of Scudder Asset Management Fund - Premier. The new class of shares will be distributed to shareholders of the Scudder Lifecycle Long Range Fund - Investment, and that fund will terminate.

Report of Independent Accountants

To the Trustees of BT Investment Funds and Shareholders of Lifecycle Long Range Fund - Investment Class, Lifecycle Mid Range Fund - Investment Class and Lifecycle Short Range Fund - Investment Class:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lifecycle Long Range Fund - Investment Class, Lifecycle Mid Range Fund - Investment Class and Lifecycle Short Range Fund - Investment Class (three of the Funds comprising BT Investment Funds, hereafter referred to as the "Funds") at March 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion expressed above.

Boston, Massachusetts May 28, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the ordinary distributions made during the fiscal year ended March 31, 2003, the following percentages, qualified for the dividends received deduction available to corporate shareholders:

Lifecycle Long Range 20%

Lifecycle Mid Range 13%

Lifecycle Short Range 5%

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results

Scudder Lifecycle Long Range Fund - Investment Class

A Special Meeting of Shareholders of Scudder Lifecycle Long Range Fund - Investment Class (the "fund"), a series of BT Investment Funds, was held on March 17, 2003. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To approve an Agreement and Plan of Reorganization providing for the transfer of all the assets and scheduled liabilities of the fund in exchange for shares of beneficial interest of a newly created corresponding series of the Scudder Asset Management Fund, a series of BT Pyramid Mutual Funds (the "New Class"), and the distribution of New Class shares to shareholders of the fund.

Affirmative	Against	Abstain	Broker Non-Votes
5,292,409	47,025	0	592,650

A Special Meeting of Shareholders of Scudder Lifecycle Funds, each a series of BT Investment Funds (the "Trust"), was held on July 30, 2002. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

	Number of Votes:
	For	Withheld
Richard R. Burt	466,155,724	1,083,534
S. Leland Dill	466,147,073	1,092,185
Martin J. Gruber	466,192,126	1,047,132
Richard T. Hale	466,183,160	1,056,098
Joseph R. Hardiman	466,195,322	1,043,936
Richard J. Herring	466,192,962	1,046,296
Graham E. Jones	466,128,431	1,110,827
Rebecca W. Rimel	466,191,436	1,047,822
Philip Saunders, Jr.	466,148,222	1,091,036
William N. Searcy	466,148,226	1,091,032
Robert H. Wadsworth	466,193,006	1,046,252

Trustees and Officers

The following individuals hold the same position with the funds and the Asset Management Portfolios.

Non-Interested Trustees
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2000 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1986	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001), Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	67
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Soundview Technology Group Inc. (investment banking) (July 1998 to present), Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000) and Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly, Executive Director, The Pew Charitable Trusts (1988-1994); Director, ISI Family of Funds (registered investment companies) (1997-1999) and Director, The Glenmede Trust Company (investment trust and wealth management) (1994-2002).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1986	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (since November 1989); Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1982 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc. (registered investment company) (June 1994- November1998).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003 to present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
200

Officers
Name, Date of Birth, Position with the Funds and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 President since 2003	See information presented under Interested Trustee.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); Formerly, Director, John Hancock Signature Services (1992-2000); Senior Manager, Prudential Mutual Fund Services (1987-1992).

Charles A. Rizzo[5] 8/5/57 Treasurer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch 3/27/54 Secretary since 1999	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with BT Investment Funds, of which these funds are a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

(The following financial statements of the Asset Management Portfolios should be read in conjunction with the Funds' financial statements.)

Investment Portfolio as of March 31, 2003

Asset Management Portfolio	Shares	Value ($)

Common Stocks 53.7%
Consumer Discretionary 7.6%
Auto Components 0.1%
Cooper Tire & Rubber Co.	3,000	36,600
Dana Corp.	6,000	42,360
Goodyear Tire & Rubber Co.	7,200	37,224
Johnson Controls, Inc.	3,500	253,540
Visteon Corp.	5,400	32,076
		401,800
Automobiles 0.3%
AutoNation, Inc.*	11,800	150,450
Ford Motor Co.	74,200	557,984
General Motors Corp.	22,600	759,812
Harley-Davidson, Inc.	12,200	484,462
		1,952,708
Hotel Restaurants & Leisure 0.5%
Carnival Corp. "A"	23,700	571,407
Darden Restaurants, Inc.	6,900	123,165
Harrah's Entertainment, Inc.*	11,800	421,260
Hilton Hotels Corp.	15,200	176,472
International Game Technology*	6,600	540,540
Marriott International, Inc. "A"	9,600	305,376
Starbucks Corp.*	25,800	664,608
Starwood Hotels & Resorts Worldwide, Inc.	8,000	190,320
YUM! Brands, Inc.*	11,900	289,527
		3,282,675
Household Durables 0.4%
American Greetings Corp. "A"*	2,600	34,060
Black & Decker Corp.	3,300	115,038
Centex Corp.	7,400	402,264
Fortune Brands, Inc.	6,000	257,220
KB Home	2,000	90,900
Leggett & Platt, Inc.	7,900	144,412
Maytag Corp.	3,200	60,896
Newell Rubbermaid, Inc.	10,800	306,180
Pulte Homes, Inc.	7,600	381,140
Snap-On, Inc.	2,300	56,948
Tupperware Corp.	21,900	302,658
Whirlpool Corp.	2,700	132,381
		2,284,097
Internet & Catalog Retailing 0.2%
eBay, Inc.*	15,400	1,313,774
Leisure Equipment & Products 0.2%
Brunswick Corp.	3,600	68,400
Eastman Kodak Co.	11,800	349,280
Hasbro, Inc.	7,000	97,230
Mattel, Inc.	17,700	398,250
		913,160
Media 2.0%
AOL Time Warner, Inc.*	180,500	1,960,230
Clear Channel Communications, Inc.*	24,700	837,824
Comcast Corp. "A"*	93,200	2,664,588
Gannett Co., Inc.	10,800	760,644
Gray Television, Inc.	17,095	153,855
Knight-Ridder, Inc.	3,400	198,900
McGraw-Hill, Inc.	7,800	433,602
Meredith Corp.	2,000	76,360
TMP Worldwide, Inc.*	4,600	49,358
Tribune Co.	12,300	553,623
Univision Communications, Inc. "A"*	9,200	225,492
Viacom, Inc. "B"*	71,100	2,596,572
Walt Disney Co.	82,500	1,404,150
		11,915,198
Multiline Retail 2.3%
Albertson's, Inc.	15,400	290,290
Big Lots, Inc.*	4,800	54,000
Costco Wholesale Corp.*	18,400	552,552
Dollar General Corp.	13,600	166,056
Family Dollar Stores, Inc.	6,900	213,072
Federated Department Stores, Inc.*	7,900	221,358
J.C. Penny Co., Inc.	10,800	212,112
Kohl's Corp.*	17,900	1,012,782
Sears, Roebuck & Co.	12,700	306,705
Target Corp.	36,700	1,073,842
The May Department Stores Co.	11,700	232,713
Wal-Mart Stores, Inc.	178,200	9,271,746
		13,607,228
Specialty Retail 1.3%
AutoZone, Inc.*	4,000	274,840
Bed Bath & Beyond, Inc.*	19,000	656,260
Best Buy Co., Inc.*	13,000	350,610
Big 5 Sporting Good Corp.*	15,670	172,840
Circuit City Stores-Circuit City Group	58,500	304,200
Home Depot, Inc.	93,900	2,287,404
Kirkland's, Inc.*	12,258	153,225
Lowe's Companies, Inc.	37,900	1,547,078
Office Depot, Inc.*	12,500	147,875
RadioShack Corp.	6,800	151,572
Sherwin-Williams Co.	6,100	161,223
Staples, Inc.*	32,300	592,059
The Gap, Inc.	35,800	518,742
Tiffany & Co.	5,900	147,500
TJX Companies, Inc.	21,300	374,880
Toys ''R'' Us, Inc.*	8,600	71,982
		7,912,290
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.*	14,000	384,020
NIKE, Inc. "B"	10,700	550,194
Reebok International Ltd.*	2,400	78,840
The Limited, Inc.	21,100	271,557
The Warnaco Group, Inc.*	13,862	138,066
VF Corp.	4,400	165,572
		1,588,249
Consumer Staples 4.7%
Beverages 1.6%
Anheuser-Busch Companies, Inc.	34,500	1,608,045
Brown-Forman Corp. "B"	2,400	184,560
Coca-Cola Enterprises, Inc.	18,200	340,158
Pepsi Bottling Group, Inc.	24,700	442,871
PepsiCo, Inc.	69,700	2,788,000
The Coca-Cola Co.	100,100	4,052,048
		9,415,682
Food & Drug Retailing 0.5%
CVS Corp.	15,900	379,215
Kroger Co.*	50,300	661,445
Safeway, Inc.*	17,800	336,954
Supervalu, Inc.	5,400	83,700
Sysco Corp.	26,500	674,160
Walgreen Co.	25,800	760,584
Winn-Dixie Stores, Inc.	5,700	75,354
		2,971,412
Food Products 0.6%
Archer-Daniels-Midland Co.	26,200	282,960
Campbell Soup Co.	16,500	346,500
ConAgra Foods, Inc.	21,700	435,736
General Mills, Inc.	14,800	674,140
H.J. Heinz Co.	14,200	414,640
Kellogg Co.	16,500	505,725
McDonald's Corp.	4,400	63,624
Sara Lee Corp.	31,500	589,050
William Wrigley Jr. Co.	9,100	514,150
		3,826,525
Household Products 1.2%
Clorox Co.	8,900	410,913
Colgate-Palmolive Co.	21,700	1,181,348
Kimberly-Clark Corp.	20,700	941,022
Procter & Gamble Co.	52,500	4,675,125
		7,208,408
Personal Products 0.3%
Alberto-Culver Co. "B"	2,300	113,344
Avon Products, Inc.	9,400	536,270
Gillette Co.	42,600	1,318,044
		1,967,658
Tobacco 0.5%
Altria Group, Inc.	90,900	2,723,364
UST, Inc.	6,800	187,680
		2,911,044
Energy 3.3%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	13,500	404,055
BJ Services Co.*	6,300	216,657
Halliburton Co.	17,600	364,848
Nabors Industries Ltd.*	5,900	235,233
Noble Corp.*	13,100	411,602
Rowan Companies, Inc.	3,800	74,708
Schlumberger Ltd.	23,400	889,434
Transocean Sedco Forex, Inc.	12,900	263,805
		2,860,342
Oil & Gas 2.8%
Amerada Hess Corp.	3,600	159,336
Anadarko Petroleum Corp.	16,000	728,000
Apache Corp.	6,400	395,136
Burlington Resources, Inc.	13,900	663,169
ChevronTexaco Corp.	33,200	2,146,380
ConocoPhillips	27,300	1,463,280
Devon Energy Corp.	6,300	303,786
EOG Resources, Inc.	4,700	185,932
ExxonMobil Corp.	271,700	9,495,915
Kerr-McGee Corp.	4,100	166,501
Marathon Oil Corp.	12,600	302,022
Occidental Petroleum Corp.	15,200	455,392
Sunoco, Inc.	3,100	113,367
Unocal Corp.	10,400	273,624
		16,851,840
Financials 10.6%
Banks 4.3%
AmericanWest Bancorp.	6,800	110,364
AmSouth Bancorp.	14,400	286,272
Bank of America Corp.	60,400	4,037,136
Bank of New York Co., Inc.	1,200	24,600
Bank One Corp.	47,000	1,627,140
BB&T Corp.	11,447	359,779
Camco Financial Corp.	6,359	101,744
Charter One Financial, Inc.	9,100	251,706
Comerica, Inc.	12,000	454,560
Fifth Third Bancorp.	23,300	1,170,382
First Tennessee National Corp.	5,000	198,550
First Virginia Banks, Inc.	6,385	250,484
Firstbank Corp.	4,677	133,295
FleetBoston Financial Corp.	47,900	1,143,852
Golden West Financial Corp.	6,200	445,966
Horizon Financial Corp.	10,631	158,933
Huntington Bancshares, Inc.	9,500	176,605
J.P. Morgan Chase & Co.	89,100	2,112,561
KeyCorp.	17,200	388,032
Marshall & Ilsley Corp.	8,900	227,484
Mercantile Bank Corp.	6,431	153,444
National Bankshares, Inc.	3,978	154,824
National City Corp.	24,700	687,895
North Fork Bancorp., Inc.	6,500	191,425
Northern Trust Corp.	9,100	277,095
PNC Financial Services Group	11,500	487,370
Provident Financial Services, Inc.*	14,205	224,581
Regions Financial Corp.	9,000	291,600
SouthTrust Corp.	14,000	357,420
State Financial Services Corp. "A"	7,970	152,227
SunTrust Banks, Inc.	11,500	605,475
Synovus Financial Corp.	12,100	216,469
TierOne Corp.*	17,549	288,681
Union Planters Corp.	8,000	210,320
US Bancorp.	77,400	1,469,052
Wachovia Corp.	54,900	1,870,443
Washington Mutual, Inc.	38,200	1,347,314
Wells Fargo & Co.	68,300	3,072,817
West Bancorp.	3,908	67,218
Zions Bancorp.	3,600	154,008
		25,939,123
Diversified Financials 3.7%
American Express Co.	53,100	1,764,513
Bear Stearns Companies, Inc.	7,900	518,240
Capital One Finance Corp.	9,000	270,090
CIT Group, Inc.	18,698	315,248
Citigroup, Inc.	207,400	7,144,930
Countrywide Financial Corp.	5,000	287,500
E-LOAN, Inc.*	68,921	177,127
Fannie Mae	40,100	2,620,535
Franklin Resources, Inc.	10,500	345,555
Freddie Mac	28,100	1,492,110
Goldman Sachs Group, Inc.	19,300	1,313,944
Janus Capital Group, Inc.	9,000	102,510
Lehman Brothers Holdings, Inc.	9,600	554,400
MBNA Corp.	51,600	776,580
Merrill Lynch & Co., Inc.	34,900	1,235,460
Moody's Corp.	6,200	286,626
Morgan Stanley	43,900	1,683,565
Providian Financial Corp.*	11,800	77,408
SLM Corp.	6,200	687,704
T. Rowe Price Group, Inc.	14,300	387,816
		22,041,861
Insurance 2.4%
ACE Ltd.	10,500	303,975
AFLAC, Inc.	20,800	666,640
Allstate Corp.	28,400	942,028
Ambac Financial Group, Inc.	4,300	217,236
American International Group, Inc.	105,400	5,212,030
Aon Corp.	12,500	258,500
Cincinnati Financial Corp.	13,600	476,952
Jefferson-Pilot Corp.	5,800	223,184
John Hancock Financial Services, Inc.	11,700	325,026
Lincoln National Corp.	7,100	198,800
Loews Corp.	7,500	298,800
Marsh & McLennan Companies, Inc.	21,700	925,071
MBIA, Inc.	5,900	227,976
MetLife, Inc.	28,300	746,554
MGIC Investment Corp.	4,100	161,007
Principal Financial Group, Inc.	13,600	369,104
Prudential Financial, Inc.	22,900	669,825
Safeco Corp.	12,900	451,113
St. Paul Companies, Inc.	9,100	289,380
Torchmark Corp.	4,800	171,840
Travelers Property Casualty Corp. "B"	40,500	571,457
UnumProvident Corp.	9,800	96,040
XL Capital Ltd. "A"	5,500	389,290
		14,191,828
Real Estate 0.2%
Apartment Investment & Management Co. (REIT)	3,800	138,624
Equity Office Properties Trust (REIT)	16,600	422,470
Equity Residential (REIT)	10,900	262,363
Plum Creek Timber Co., Inc. (REIT)	7,500	161,925
Simon Property Group, Inc. (REIT)	7,600	272,308
		1,257,690
Health Care 8.3%
Biotechnology 0.8%
Amgen, Inc.*	56,300	3,240,065
Biogen, Inc.*	6,000	179,760
Chiron Corp.*	7,600	285,000
Genzyme Corp. (General Division)*	13,500	492,075
MedImmune, Inc.*	10,100	331,583
SciClone Pharmaceuticals, Inc.*	16,665	99,490
		4,627,973
Health Care Equipment & Supplies 1.2%
Applera Corp. - Applied Biosystems Group	8,500	134,555
Bausch & Lomb, Inc.	2,100	69,069
Baxter International, Inc.	24,000	447,360
Becton, Dickinson & Co.	10,400	358,176
Biomet, Inc.	18,200	557,830
Boston Scientific Corp.*	22,000	896,720
C.R. Bard, Inc.	2,100	132,426
Dade Behring, Inc.*	5,323	99,806
Guidant Corp.*	12,300	445,260
Medtronic, Inc.	49,300	2,224,416
Regeneration Technologies, Inc.*	17,500	157,325
St. Jude Medical, Inc.*	7,200	351,000
Stryker Corp.	8,000	549,200
Zimmer Holdings, Inc.*	7,900	384,177
		6,807,320
Health Care Providers & Services 1.0%
Aetna, Inc.	6,100	300,730
AmerisourceBergen Corp.	4,300	225,750
Anthem, Inc.*	5,700	377,625
Cardinal Health, Inc.	17,900	1,019,763
HCA, Inc.	20,700	856,152
Health Management Associates, Inc.	9,600	182,400
Humana, Inc.*	6,600	63,360
IMS Health, Inc.	9,900	154,539
Manor Care, Inc.*	3,800	73,074
McKesson Corp.	11,800	294,174
Quest Diagnostics, Inc.*	8,900	531,241
Quintiles Transnational Corp.*	4,800	58,368
Tenet Healthcare Corp.*	19,700	328,990
UnitedHealth Group, Inc.	12,200	1,118,374
Wellpoint Health Networks, Inc.*	6,000	460,500
		6,045,040
Pharmaceuticals 5.3%
Abbott Laboratories	54,126	2,035,679
Allergan, Inc.	5,200	354,692
Bristol-Myers Squibb Co.	49,600	1,048,048
Eli Lilly & Co.	45,400	2,594,610
Forest Laboratories, Inc.*	19,700	1,063,209
Inveresk Research Group, Inc.*	7,417	107,917
Johnson & Johnson	119,900	6,938,613
King Pharmaceuticals, Inc.*	9,800	116,914
Merck & Co., Inc.	90,700	4,968,546
Pfizer, Inc.	235,200	7,328,832
Pharmacia Corp.	52,200	2,260,260
Schering-Plough Corp.	59,200	1,055,536
Watson Pharmaceuticals, Inc.*	11,300	325,101
Wyeth	44,847	1,696,114
		31,894,071
Industrials 6.2%
Aerospace & Defense 1.0%
Boeing Co.	34,000	852,040
General Dynamics Corp.	8,100	446,067
Goodrich Corp.	22,200	312,132
Honeywell International, Inc.	33,100	707,016
Lockheed Martin Corp.	18,400	874,920
MTC Technologies, Inc.*	7,098	137,055
Northrop Grumman Corp.	7,400	634,920
Raytheon Co.	16,300	462,431
United Technologies Corp.	19,100	1,103,598
Veridian Corp.*	8,110	161,389
		5,691,568
Air Freight & Logistics 0.6%
FedEx Corp.	12,000	660,840
Ryder System, Inc.	2,500	51,275
United Parcel Service, Inc. "B"	45,100	2,570,700
		3,282,815
Airlines 0.0%
Delta Air Lines, Inc.	18,190	161,891
Building Products 0.0%
American Standard Companies, Inc.*	2,900	199,433
Crane Co.	2,400	41,808
		241,241
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc.*	8,000	63,920
Apollo Group, Inc. "A"*	12,300	613,770
Automatic Data Processing, Inc.	24,200	745,118
Avery Dennison Corp.	4,500	264,015
Cendant Corp.*	62,000	787,400
Cintas Corp.	6,900	227,010
Concord EFS, Inc.*	20,600	193,640
Convergys Corp.*	7,000	92,400
Deluxe Corp.	2,500	100,325
First Data Corp.	30,400	1,125,104
Fiserv, Inc.*	7,700	242,396
H&R Block, Inc.	7,300	311,637
Paychex, Inc.	15,200	417,544
Pitney Bowes, Inc.	9,500	303,240
R.R. Donnelley & Sons Co.	18,700	342,584
Robert Half International, Inc.*	7,100	94,501
Sabre Holdings Corp.*	5,700	90,687
Waste Management, Inc.	36,200	766,716
		6,782,007
Construction & Engineering 0.0%
Fluor Corp.	3,200	107,776
McDermott International, Inc.*	22,256	64,542
		172,318
Electrical Equipment 0.2%
American Power Conversion Corp.*	7,900	112,496
Cooper Industries, Inc. "A"	3,700	132,127
Emerson Electric Co.	17,000	770,950
Molex, Inc.	7,700	165,396
Power-One, Inc.*	3,300	14,520
Rockwell Automation, Inc.	7,500	155,250
Thomas & Betts Corp.*	2,300	32,614
		1,383,353
Industrial Conglomerates 2.3%
3M Co.	15,800	2,054,474
General Electric Co.	401,800	10,245,900
Raven Industries, Inc.	8,346	139,545
Textron, Inc.	5,500	151,030
Tyco International Ltd.	80,600	1,036,516
		13,627,465
Machinery 0.6%
Caterpillar, Inc.	18,900	929,880
Cummins, Inc.	1,700	41,820
Danaher Corp.	6,200	407,712
Eaton Corp.	2,900	202,855
Illinois Tool Works, Inc.	12,400	721,060
Ingersoll-Rand Co. "A"	6,800	262,412
ITT Industries, Inc.	3,600	192,276
Navistar International Corp.*	2,700	66,447
PACCAR, Inc.	4,700	236,269
Pall Corp.	4,900	98,000
Parker-Hannifin Corp.	4,800	185,952
		3,344,683
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	15,200	378,480
CSX Corp.	8,600	245,272
Norfolk Southern Corp.	15,700	291,392
Union Pacific Corp.	10,300	566,500
		1,481,644
Trading Companies & Distributors 0.1%
Genuine Parts Co.	7,100	216,621
W.W. Grainger, Inc.	3,600	154,440
		371,061
Transportation Infrastructure 0.1%
Pacer International, Inc.*	24,828	311,095
Information Technology 7.9%
Communications Equipment 1.2%
ADC Telecommunications, Inc.*	32,300	66,538
Andrew Corp.*	46,100	253,550
Avaya, Inc.*	14,800	30,192
CIENA Corp.*	68,400	298,908
Cisco Systems, Inc.*	310,000	4,023,800
Comverse Technologies, Inc.*	7,600	85,956
Corning, Inc.*	46,400	270,976
JDS Uniphase Corp.*	57,200	163,020
Lucent Technologies, Inc.*	150,100	220,647
Motorola, Inc.	17,600	145,376
QUALCOMM, Inc.	31,600	1,137,600
Symmetricom, Inc.*	36,482	138,267
Tellabs, Inc.*	16,800	97,272
		6,932,102
Computers & Peripherals 1.9%
Apple Computer, Inc.*	14,500	205,030
Dell Computer Corp.*	104,600	2,856,626
EMC Corp.*	88,900	642,747
Gateway, Inc.*	13,300	31,388
Hewlett-Packard Co.	93,801	1,458,598
International Business Machines Corp.	68,200	5,348,926
Lexmark International, Inc.*	5,000	334,750
NCR Corp.*	4,000	73,360
Network Appliance, Inc.*	13,700	153,303
Sun Microsystems, Inc.*	125,800	410,108
		11,514,836
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	18,900	248,535
Jabil Circuit, Inc.*	22,000	385,000
Millipore Corp.*	2,000	65,400
PerkinElmer, Inc.	34,800	309,372
Sanmina Corp.*	21,500	86,860
Solectron Corp.*	33,500	101,170
Symbol Technologies, Inc.	9,400	80,934
Tektronix, Inc.*	3,500	60,025
Thermo Electron Corp.*	6,600	119,460
Waters Corp.*	16,800	355,488
		1,812,244
Internet Software & Services 0.1%
Yahoo!, Inc.*	35,400	850,308
IT Consulting & Services 0.3%
Computer Sciences Corp.*	16,200	527,310
Electronic Data Systems Corp.	19,200	337,920
SunGard Data Systems, Inc.*	23,900	509,070
Unisys Corp.*	13,100	121,306
		1,495,606
Office Electronics 0.0%
Xerox Corp.*	29,700	258,390
Semiconductor Equipment & Products 1.4%
Advanced Micro Devices, Inc.*	13,900	85,902
Altera Corp.*	15,400	208,516
Analog Devices, Inc.*	14,700	404,250
Applied Materials, Inc.*	66,600	837,828
Applied Micro Circuits Corp.*	12,300	40,098
Broadcom Corp. "A"*	11,200	138,320
Intel Corp.	267,600	4,356,528
KLA-Tencor Corp.*	7,600	273,159
Linear Technology Corp.	12,600	388,962
LSI Logic Corp.*	15,200	68,704
Micron Technology, Inc.*	24,500	199,430
National Semiconductor Corp.*	7,300	124,392
Novellus Systems, Inc.*	6,000	163,620
NVIDIA Corp.*	6,200	79,856
PMC-Sierra, Inc.*	6,900	41,055
QLogic Corp.*	3,800	141,132
Teradyne, Inc.*	7,400	86,136
Texas Instruments, Inc.	34,700	568,039
Xilinx, Inc.*	13,600	318,376
		8,524,303
Software 2.7%
Adobe Systems, Inc.	9,500	292,885
BMC Software, Inc.*	23,300	351,597
Citrix Systems, Inc.*	26,600	350,056
Computer Associates International, Inc.	23,200	316,912
Compuware Corp.*	15,300	51,867
Electronic Arts, Inc.*	5,700	334,248
Intuit, Inc.*	8,300	308,760
Mercury Interactive Corp.*	3,400	100,912
Microsoft Corp.	441,600	10,691,135
Novell, Inc.*	14,800	31,820
Oracle Corp.*	216,400	2,347,724
Parametric Technology Corp.*	10,600	23,002
PeopleSoft, Inc.*	12,600	192,780
Siebel Systems, Inc.*	19,700	157,797
VERITAS Software Corp.*	16,600	291,994
		15,843,489
Materials 1.6%
Chemicals 0.9%
Air Products & Chemicals, Inc.	9,100	377,013
Dow Chemical Co.	36,800	1,016,048
E.I. du Pont de Nemours & Co.	40,000	1,554,400
Eastman Chemical Co.	11,800	342,082
Engelhard Corp.	5,100	109,242
Great Lakes Chemicals Corp.	2,100	46,620
Hercules, Inc.*	4,400	38,280
International Flavors & Fragrances, Inc.	3,800	118,142
Monsanto Co.	28,200	462,480
PPG Industries, Inc.	6,800	306,544
Praxair, Inc.	6,500	366,275
Rohm & Haas Co.	9,000	268,020
Sigma-Aldrich Corp.	2,900	129,021
		5,134,167
Construction Materials 0.0%
Vulcan Materials Co.	4,100	123,943
Containers & Packaging 0.1%
Ball Corp.	7,100	395,470
Bemis Co.	2,100	88,326
Pactiv Corp.*	6,400	129,920
Sealed Air Corp.*	3,400	136,442
		750,158
Metals & Mining 0.3%
Alcoa, Inc.	3,200	62,016
Allegheny Technologies, Inc.	3,400	9,860
Freeport-McMoRan Copper & Gold, Inc. "B"*	20,700	352,935
Newmont Mining Corp.	16,100	421,015
Nucor Corp.	9,600	366,432
Phelps Dodge Corp.*	3,500	113,680
United States Steel Corp.	4,100	40,303
Worthington Industries, Inc.	3,600	42,948
		1,409,189
Paper & Forest Products 0.3%
Boise Cascade Corp.	2,300	50,255
Georgia-Pacific Corp.	10,100	140,390
International Paper Co.	19,300	652,340
Louisiana-Pacific Corp.*	4,400	34,892
MeadWestvaco Corp.	19,000	432,820
Weyerhaeuser Co.	14,000	669,620
		1,980,317
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.8%
ALLTEL Corp.	12,600	563,976
AT&T Corp.	31,100	503,820
BellSouth Corp.	75,000	1,625,250
CenturyTel, Inc.	15,000	414,000
Citizens Communications Co.*	11,500	114,770
NTL, Inc.*	13,861	122,947
Qwest Communications International, Inc.*	68,500	239,065
SBC Communications, Inc.	134,100	2,690,046
Sprint Corp.	36,200	425,350
Verizon Communications, Inc.	110,400	3,902,640
WilTel Communications, Inc.*	15,056	189,706
		10,791,570
Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*	109,600	723,360
Nextel Communications, Inc. "A"*	38,900	520,871
Sprint Corp. (PCS Group)*	40,500	176,580
		1,420,811
Utilities 1.5%
Electric Utilities 1.2%
Allegheny Energy, Inc.	5,100	31,671
Ameren Corp.	6,200	242,110
CenterPoint Energy, Inc.	12,300	86,715
CINergy Corp.	6,800	228,820
CMS Energy Corp.	6,000	26,460
Consolidated Edison, Inc.	8,700	334,689
Constellation Energy Group, Inc.	6,600	183,018
Dominion Resources, Inc.	12,400	686,588
DTE Energy Co.	6,800	262,820
Edison International*	32,400	443,556
Entergy Corp.	9,000	433,350
Exelon Corp.	13,100	660,371
FirstEnergy Corp.	12,000	378,000
FPL Group, Inc.	7,400	436,082
PG&E Corp.*	16,300	219,235
Pinnacle West Capital Corp.	3,600	119,664
PPL Corp.	13,900	494,979
Progress Energy, Inc.	9,600	375,840
Public Service Enterprise Group, Inc.	9,000	330,210
Southern Co.	28,800	819,072
TECO Energy, Inc.	7,100	75,473
Xcel Energy, Inc.	16,100	206,241
		7,074,964
Gas Utilities 0.2%
KeySpan Corp.	6,300	203,175
Kinder Morgan, Inc.	4,900	220,500
NICOR, Inc.	1,800	49,176
NiSource, Inc.	9,900	180,180
Peoples Energy Corp.	1,400	50,078
Sempra Energy	19,100	476,736
		1,179,845
Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	22,000	79,640
Calpine Corp.*	15,400	50,820
Duke Energy Corp.	36,000	523,440
Dynegy, Inc. "A"	15,100	39,411
Mirant Corp.*	16,400	26,240
Williams Companies, Inc.	21,000	96,180
		815,731
Total Common Stocks (Cost $360,524,306)		320,752,110

	Principal Amount ($)	Value ($)

Corporate Bonds 7.9%
Consumer Discretionary 0.7%
AOL Time Warner, Inc., 5.625%, 5/1/2005	530,000	552,387
Comcast Cable Communications:
6.75%, 1/30/2011	1,105,000	1,191,546
6.875%, 6/15/2009	890,000	972,586
Comcast Corp., 7.05%, 3/15/2033	635,000	649,567
Time Warner, Inc., 8.11%, 8/15/2006	445,000	490,918
		3,857,004

Asset Management Portfolio	Principal Amount ($)	Value ($)

Energy 0.6%
Enterprise Products, 6.875%, 3/1/2033	1,065,000	1,052,167
Questar Market Resources, 7.0%, 1/16/2007	2,035,000	2,228,101
		3,280,268
Financials 2.4%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	2,810,000	3,218,560
Citigroup, Inc., 3.5%, 2/1/2008	1,330,000	1,332,431
ERAC USA Finance Co., 8.25%, 5/1/2005	1,095,000	1,196,922
General Motors Acceptance Corp., 7.75%, 1/19/2010	1,695,000	1,786,911
Household Finance Corp., 6.5%, 1/24/2006	1,115,000	1,214,264
Nationwide Mutual Insurance Co., 7.875%, 4/1/2033	705,000	720,157
Pemex Project Funding Master Trust:
8.5%, 2/15/2008	1,660,000	1,877,875
8.625%, 2/1/2022	1,120,000	1,181,600
Travelers Property Casualty, 6.375%, 3/15/2033	895,000	884,920
Verizon Global Funding Corp., 7.75%, 12/1/2030	560,000	673,387
		14,087,027
Health Care 1.0%
ASIF Global Finance, 4.9%, 1/17/2013	4,035,000	4,053,993
Health Care Service Corp., 7.75%, 6/15/2011	1,895,000	2,139,794
		6,193,787
Industrials 0.5%
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	2,614,575	2,868,845
Materials 0.1%
Dow Chemical Co., 6.0%, 10/1/2012	825,000	838,719
Telecommunication Services 0.3%
AT&T Wireless Services, Inc., 7.875%, 3/1/2011	945,000	1,056,937
Telecom de Puerto Rico, 6.65%, 5/15/2006	790,000	844,967
		1,901,904
Utilities 2.3%
AEP Texas Central Co., 5.5%, 2/15/2013	1,090,000	1,113,237
Consumers Energy Co., 6.25%, 9/15/2006	1,885,000	1,908,563
Dominion Resources, Inc., 6.75%, 12/15/2032	710,000	743,928
Enogex, Inc., 8.125%, 1/15/2010	3,125,000	3,543,656
Entergy Mississippi, Inc., 5.15%, 2/1/2013	700,000	707,112
General Electric Company, 5.0%, 2/1/2013	1,215,000	1,242,529
Old Dominion Electric, 6.25%, 6/1/2011	2,605,000	2,928,458
Potomac Edison Co., 8.0%, 6/1/2024	140,000	136,500
Progress Energy, Inc., 6.85%, 4/15/2012	1,175,000	1,308,566
		13,632,549
Total Corporate Bonds (Cost $43,879,243)		46,660,103
Asset Backed 5.9%
Automobile Receivables 2.2%
Americredit Automobile Receivables Trust "A4", Series 2001-B, 5.37%, 6/12/2008	2,410,000	2,517,099
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	3,140,000	3,201,171
Household Automotive Trust "A4", Series 2001-3, 4.37%, 12/17/2008	2,730,000	2,854,952
Ryder Vehicle Lease Trust "A4", Series 2001-A, 5.81%, 8/15/2006	2,855,000	2,972,630
WFS Financial Owner Trust "A4", Series 2002-2, 4.5%, 2/20/2010	1,500,000	1,572,005
		13,117,857
Credit Card Receivables 0.4%
Citibank Credit Card Issuance Trust "A3", Series 2000-A3, 6.875%, 11/16/2009	2,010,000	2,312,989
Home Equity Loans 2.0%
Advanta Mortgage Loan Trust "A6", Series 2000-2, 7.72%, 3/25/2015	1,883,000	2,103,086
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	5,030,000	5,346,708
"AF6", Series 2000-B, 7.8% 5/15/2020	3,443,979	3,683,784
Detroit Edison Securitization Funding LLC "A6", Series 2001-1, 6.62%, 3/1/2016	835,000	962,106
		12,095,684
Manufactured Housing Receivables 1.1%
Greenpoint Manufactured Housing:
"A2", Series 1999-1, 6.01%, 8/15/2015	1,447,031	1,458,694
"A3", Series 1999-5, 7.33%, 8/15/2020	4,880,000	4,976,487
		6,435,181
Miscellaneous 0.2%
PSE&G Transition Funding LLC "A8", Series 2001-1, 6.89%, 12/15/2017	1,300,000	1,523,832
Total Asset Backed (Cost $34,230,660)		35,485,543

Foreign Bonds - US$ Denominated 2.6%
Arcel Finance Ltd., 5.984%, 2/1/2009	2,735,000	2,910,231
Autopista Del Maipo, 7.373%, 6/15/2022	2,690,000	2,958,247
Eastern Energy Ltd, Series TCRS, 7.25%, 12/1/2016	2,875,000	3,408,632
France Telecom, 7.2%, 3/1/2006	675,000	766,479
PF Export Receivable Master Trust, 6.6%, 12/1/2011	2,050,000	2,256,025
Republic of Chile, 5.5%, 1/15/2013	1,930,000	1,942,352
United Mexican States, 6.375%, 1/16/2013	1,140,000	1,140,000
Total Foreign Bonds - US$ Denominated (Cost $13,928,248)		15,381,966
US Treasury Obligations 8.4%
US Treasury Bond, 6.0%, 2/15/2026	11,589,000	13,278,456
US Treasury Note:
2.125%, 10/31/2004	35,139,000	35,564,498
3.0%, 8/15/2011	1,263,000	1,384,859
Total US Treasury Obligations (Cost $50,191,599)		50,227,813

US Government Agency Pass-Thrus 1.9%
Federal National Mortgage Association:
5.0%, 1/1/2013	2,297,755	2,392,508
6.0%, 4/1/2017 (d)	3,480,000	3,638,775
6.0%, 4/1/2029 (d)	125,000	129,570
6.0%, 2/1/2033	124,863	129,616
6.26%, 6/1/2009	1,858,706	2,082,645
6.361%, 7/1/2008	1,811,182	2,000,889
9.0%, 8/15/2011	694,653	752,854
Total US Government Agency Pass-Thrus (Cost $10,499,618)		11,126,857

Collateralized Mortgage Obligations 6.0%
Citicorp Mortgage Securities, Inc., Series 2001-17, 6.0%, 11/25/2016	1,614,281	1,659,925
Countrywide Home Loans, "2A7" Series 2001-24, 6.25%, 1/25/2032	2,810,592	2,899,656
Federal National Mortgage Association Grantor Trust, Series 2002-T12, 7.5%, 5/25/2042	632,297	692,564
Federal National Mortgage Association Whole Loan:
"A2", Series 2002-W9, 4.7%, 8/25/2042	410,000	425,047
"A2", Series 2002-W10, 4.7%, 8/25/2042	410,000	423,445
"1A3", Series 2003-W2, 7.5%, 2/15/2033	1,508,480	1,652,261
"1A3", Series 2003-W3, 7.5%, 8/25/2042	2,174,709	2,391,467
Federal Home Loan Mortgage Corp.:
Series 2557, 4.5%, 8/15/2009	2,225,000	2,308,597
"1A2B", Series T-48, 4.688%, 7/25/2022	720,000	749,220
"PE", Series 2378, 5.5%, 11/15/2016	1,495,000	1,581,353
"PE", Series 2512, 5.5%, 2/15/2022	1,725,000	1,785,403
"BD", Series 2453, 6.0%, 5/15/2017	1,000,000	1,068,696
"PE", Series 2208, 7.0%, 12/15/2028	480,077	485,561
"A5", Series T-42, 7.5%, 2/25/2042	582,487	638,370
Federal National Mortgage Association:
"UK", Series 2003-9, 4.5%, 11/25/2016	2,240,000	2,346,741
"OC", Series 2001-69, 5.5%, 7/25/2011	2,000,000	2,064,915
"PB", Series 2001-75, 5.5%, 8/25/2012	2,010,000	2,082,940
"LN", Series 2001-56, 5.75%, 7/25/2026	2,165,000	2,177,233
"QN", Series 2001-51, 6.0%, 10/25/2016	1,865,000	1,995,332
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2002-9, 6.25%, 6/25/2032	519,461	519,892
"1A2", Series 2001-15, 6.5%, 7/25/2031	2,494,605	2,498,452
"2A2", Series 2002-4, 6.5%, 2/25/2032	3,485,000	3,526,945
Total Collateralized Mortgage Obligations (Cost $35,683,958)		35,974,015

Long-Term Municipal Investments 2.0%
Connecticut, Industrial Development Revenue, Development Authority, Series A, 8.375%, 10/15/2004	375,000	397,661
Greater Kentucky, Multi Family Housing Revenue, Housing Assistance Corp, Series B, 7.2%, 2/1/2006 (c)	870,000	882,398
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006 (c)	3,155,000	3,595,028
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027 (c)	855,000	1,027,992
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007 (c)	930,000	1,069,798
Ross County Water Co., Inc., 8.25%, 8/1/2025	2,435,000	2,801,394
Suffolk, VA, Multi Family Housing Revenue, Redevelopment and Housing Authority, Series T, 6.6%, 7/1/2015 (c)	1,985,000	2,275,366
Total Long-Term Municipal Investments (Cost $10,621,493)		12,049,637

Short-Term Investment 0.5%
US Treasury Bill, 1.05%**, 4/17/2003 (e) (Cost $2,933,502)	2,935,000	2,933,486
	Shares	Value ($)

Investments in Affiliated Investment Companies 4.4%
Cash Management Fund Institutional, 1.13% (b) (Cost $26,139,614)	26,139,614	26,139,614
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $588,632,241) (a)	93.3	556,731,144
Other Assets and Liabilities, Net	6.7	40,243,023
Net Assets	100.0	596,974,167

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $615,785,253. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $59,054,109. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,834,674 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $66,888,783.
(b) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(d) Mortgage dollar rolls included.
(e) At March 31, 2003 this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2003, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)
10 Year Australia Bond	6/16/2003	274	15,700,252	15,400,902	299,350
10 Year Japan Bond	6/11/2003	7	8,427,260	8,445,100	(17,840)
DAX Index	6/20/2003	26	1,830,325	1,730,644	99,681
Euro-Bund	6/6/2003	82	10,375,177	10,264,965	110,212
FTSE 100 Index	6/20/2003	38	2,062,555	2,169,838	(107,283)
MIB 30 Index	6/20/2003	30	3,677,260	3,547,929	129,331
Topix Index	6/12/2003	13	845,719	854,571	(8,852)
Total net unrealized appreciation					504,599

At March 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation)($)
10 Year Canada Bond	6/19/2003	11	793,796	790,442	(3,354)
10 Year Euro Bond	4/30/2003	99	3,111,382	2,820,633	(290,749)
10 Year US Treasury Note	6/19/2003	285	32,718,618	32,739,375	20,757
Long Gilt	6/26/2003	15	2,896,918	2,857,500	(39,418)
S&P 200 Index	6/19/2003	36	1,562,854	1,578,311	15,457
S&P 500 EMINI Index	6/20/2003	2	81,895	84,700	2,805
S&P 500 Index	6/19/2003	27	5,593,561	5,717,250	123,689
S&P Canada 60 Index	6/19/2003	17	846,115	836,507	(9,608)
Total net unrealized depreciation					(180,421)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of March 31, 2003

Asset Management Portfolio II	Shares	Value ($)

Common Stocks 33.7%
Consumer Discretionary 4.7%
Auto Components 0.0%
Cooper Tire & Rubber Co.	200	2,440
Dana Corp.	400	2,824
Goodyear Tire & Rubber Co.	400	2,068
Johnson Controls, Inc.	100	7,244
Visteon Corp.	300	1,782
		16,358
Automobiles 0.2%
AutoNation, Inc.*	700	8,925
Ford Motor Co.	4,100	30,833
General Motors Corp.	1,200	40,344
Harley-Davidson, Inc.	700	27,797
		107,899
Hotel Restaurants & Leisure 0.3%
Carnival Corp. "A"	1,300	31,343
Darden Restaurants, Inc.	400	7,140
Harrah's Entertainment, Inc.*	600	21,420
Hilton Hotels Corp.	1,000	11,610
International Game Technology*	300	24,570
Marriott International, Inc. "A"	500	15,905
Starbucks Corp.*	1,400	36,064
Starwood Hotels & Resorts Worldwide, Inc.	400	9,516
YUM! Brands, Inc.*	600	14,598
		172,166
Household Durables 0.3%
American Greeting Corp. "A"*	200	2,620
Black & Decker Corp.	200	6,972
Centex Corp.	400	21,744
Fortune Brands, Inc.	300	12,861
KB Home	100	4,545
Leggett & Platt, Inc.	500	9,140
Maytag Corp.	200	3,806
Newell Rubbermaid, Inc.	600	17,010
Pulte Homes, Inc.	400	20,060
Snap-On, Inc.	100	2,476
Tupperware Corp.	1,300	17,966
Whirlpool Corp.	200	9,806
		129,006
Internet & Catalog Retailing 0.1%
eBay, Inc.*	800	68,248
Leisure Equipment & Products 0.1%
Brunswick Corp.	200	3,800
Eastman Kodak Co.	600	17,760
Hasbro, Inc.	400	5,556
Mattel, Inc.	1,000	22,500
		49,616
Media 1.3%
AOL Time Warner, Inc.*	9,900	107,514
Clear Channel Communications, Inc.*	1,400	47,488
Comcast Corp. "A"*	5,100	145,809
Gannett Co., Inc.	600	42,258
Gray Television, Inc.	1,114	10,026
Knight-Ridder, Inc.	200	11,700
McGraw-Hill, Inc.	400	22,236
Meredith Corp.	100	3,818
TMP Worldwide, Inc.*	300	3,219
Tribune Co.	700	31,507
Univision Communications, Inc. "A"*	500	12,255
Viacom, Inc. "B"*	3,900	142,428
Walt Disney Co.	4,600	78,292
		658,550
Multiline Retail 1.4%
Albertson's, Inc.	900	16,965
Big Lots, Inc.*	300	3,375
Costco Wholesale Corp.*	1,000	30,030
Dollar General Corp.	800	9,768
Family Dollar Stores, Inc.	300	9,264
Federated Department Stores, Inc.*	400	11,208
J.C. Penny Co., Inc.	600	11,784
Kohl's Corp.*	1,000	56,580
Sears, Roebuck & Co.	700	16,905
Target Corp.	2,000	58,520
The May Department Stores Co.	600	11,934
Wal-Mart Stores, Inc.	9,800	509,894
		746,227
Specialty Retail 0.8%
AutoZone, Inc.*	100	6,871
Bed Bath & Beyond, Inc.*	1,000	34,540
Best Buy Co., Inc.*	700	18,879
Big 5 Sporting Good Corp.*	1,011	11,151
Circuit City Stores - Circuit City Group	3,300	17,160
Home Depot, Inc.	5,100	124,236
Kirkland's, Inc.*	723	9,038
Lowe's Companies, Inc.	2,100	85,722
Office Depot, Inc.*	800	9,464
RadioShack Corp.	400	8,916
Sherwin-Williams Co.	400	10,572
Staples, Inc.*	1,800	32,994
The Gap, Inc.	2,000	28,980
Tiffany & Co.	400	10,000
TJX Companies, Inc.	1,200	21,120
Toys ''R'' Us, Inc.*	500	4,185
		433,828
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc.*	800	21,944
NIKE, Inc. "B"	600	30,852
Reebok International Ltd.*	200	6,570
The Limited, Inc.	1,200	15,444
The Warnaco Group, Inc.*	864	8,605
VF Corp.	300	11,289
		94,704
Consumer Staples 3.0%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	1,900	88,559
Brown-Forman Corp. "B"	100	7,690
Coca-Cola Enterprises, Inc.	1,000	18,690
Pepsi Bottling Group, Inc.	1,400	25,102
PepsiCo, Inc.	3,800	152,000
The Coca-Cola Co.	5,500	222,640
		514,681
Food & Drug Retailing 0.3%
CVS Corp.	900	21,465
Kroger Co.*	2,800	36,820
Safeway, Inc.*	1,000	18,930
Supervalu, Inc.	300	4,650
Sysco Corp.	1,500	38,160
Walgreen Co.	1,400	41,272
Winn-Dixie Stores, Inc.	400	5,288
		166,585
Food Products 0.4%
Archer-Daniels-Midland Co.	1,500	16,200
Campbell Soup Co.	900	18,900
ConAgra Foods, Inc.	1,200	24,096
General Mills, Inc.	800	36,440
H.J. Heinz Co.	800	23,360
Kellogg Co.	900	27,585
McDonald's Corp.	300	4,338
Sara Lee Corp.	1,800	33,660
William Wrigley Jr. Co.	500	28,250
		212,829
Household Products 0.8%
Clorox Co.	500	23,085
Colgate-Palmolive Co.	1,200	65,328
Kimberly-Clark Corp.	1,100	50,006
Procter & Gamble Co.	2,900	258,245
		396,664
Personal Products 0.2%
Alberto-Culver Co. "B"	100	4,928
Avon Products, Inc.	500	28,525
Gillette Co.	2,400	74,256
		107,709
Tobacco 0.3%
Altria Group, Inc.	5,000	149,800
UST, Inc.	400	11,040
		160,840
Energy 2.1%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.	800	23,944
BJ Services Co.*	300	10,317
Halliburton Co.	1,000	20,730
Nabors Industries Ltd.*	300	11,961
Noble Corp.*	700	21,994
Rowan Companies, Inc.	200	3,932
Schlumberger Ltd.	1,300	49,413
Transocean Sedco Forex, Inc.	700	14,315
		156,606
Oil & Gas 1.8%
Amerada Hess Corp.	200	8,852
Anadarko Petroleum Corp.	900	40,950
Apache Corp.	300	18,541
Burlington Resources, Inc.	800	38,168
ChevronTexaco Corp.	1,800	116,370
ConocoPhillips	1,500	80,401
Devon Energy Corp.	300	14,466
EOG Resources, Inc.	300	11,868
ExxonMobil Corp.	14,800	517,260
Kerr-McGee Corp.	200	8,122
Marathon Oil Corp.	700	16,779
Occidental Petroleum Corp.	900	26,964
Sunoco, Inc.	200	7,314
Unocal Corp.	600	15,786
		921,841
Financials 6.6%
Banks 2.7%
AmericanWest Bancorp.	405	6,573
AmSouth Bancorp.	800	15,904
Bank of America Corp.	3,300	220,572
Bank of New York Co., Inc.	100	2,050
Bank One Corp.	2,600	90,012
BB&T Corp.	562	17,664
Camco Financial Corp.	374	5,984
Charter One Financial, Inc.	501	13,849
Comerica, Inc.	700	26,516
Fifth Third Bancorp.	1,300	65,300
First Tennessee National Corp.	300	11,913
First Virginia Banks, Inc.	282	11,063
Firstbank Corp.	274	7,809
FleetBoston Financial Corp.	2,600	62,088
Golden West Financial Corp.	300	21,579
Horizon Financial Corp.	633	9,463
Huntington Bancshares, Inc.	600	11,154
J.P. Morgan Chase & Co.	4,900	116,179
KeyCorp.	1,000	22,560
Marshall & Ilsley Corp.	500	12,780
Mercantile Bank Corp.	385	9,186
National Bankshares, Inc.	236	9,185
National City Corp.	1,400	38,990
North Fork Bancorp., Inc.	300	8,835
Northern Trust Corp.	419	12,759
PNC Financial Services Group	600	25,428
Provident Financial Services, Inc.*	790	12,490
Regions Financial Corp.	500	16,200
SouthTrust Corp.	800	20,424
State Financial Services Corp. "A"	474	9,053
SunTrust Banks, Inc.	600	31,590
Synovus Financial Corp.	700	12,523
TierOne Corp.*	946	15,562
Union Planters Corp.	400	10,516
US Bancorp.	4,300	81,614
Wachovia Corp.	3,000	102,210
Washington Mutual, Inc.	2,100	74,067
Wells Fargo & Co.	3,700	166,463
West Bancorp.	232	3,990
Zions Bancorp.	200	8,552
		1,420,649
Diversified Financials 2.3%
American Express Co.	2,900	96,367
Bear Stearns Companies, Inc.	400	26,240
Capital One Finance Corp.	500	15,005
CIT Group, Inc.	1,109	18,698
Citigroup, Inc.	11,300	389,285
Countrywide Financial Corp.	200	11,500
E-LOAN, Inc.*	3,789	9,738
Fannie Mae	2,200	143,770
Franklin Resources, Inc.	600	19,746
Freddie Mac	1,600	84,960
Goldman Sachs Group, Inc.	1,000	68,080
Janus Capital Group, Inc.	600	6,834
Lehman Brothers Holdings, Inc.	500	28,875
MBNA Corp.	2,800	42,140
Merrill Lynch & Co., Inc.	1,900	67,260
Moody's Corp.	300	13,869
Morgan Stanley	2,400	92,040
Providian Financial Corp.*	700	4,592
SLM Corp.	300	33,276
T. Rowe Price Group, Inc.	800	21,696
		1,193,971
Insurance 1.5%
ACE Ltd.	600	17,370
AFLAC, Inc.	1,100	35,255
Allstate Corp.	1,600	53,072
Ambac Financial Group, Inc.	200	10,104
American International Group, Inc.	5,700	281,865
Aon Corp.	700	14,476
Cincinnati Financial Corp.	800	28,056
Jefferson-Pilot Corp.	300	11,544
John Hancock Financial Services, Inc.	600	16,668
Lincoln National Corp.	400	11,200
Loews Corp.	400	15,936
Marsh & McLennan Companies, Inc.	1,200	51,156
MBIA, Inc.	300	11,592
MetLife, Inc.	1,600	42,208
MGIC Investment Corp.	200	7,854
Principal Financial Group, Inc.	800	21,712
Prudential Financial, Inc.	1,200	35,100
Safeco Corp.	700	24,479
St. Paul Companies, Inc.	500	15,900
Torchmark Corp.	300	10,740
Travelers Property Casualty Corp. "B"	2,201	31,052
UnumProvident Corp.	600	5,880
XL Capital Ltd. "A"	200	14,156
		767,375
Real Estate 0.1%
Apartment Investment & Management Co. (REIT)	200	7,296
Equity Office Properties Trust (REIT)	900	22,905
Equity Residential (REIT)	600	14,442
Plum Creek Timber Co., Inc. (REIT)	500	10,795
Simon Property Group, Inc. (REIT)	400	14,332
		69,770
Health Care 5.1%
Biotechnology 0.5%
Amgen, Inc.*	3,000	172,650
Biogen, Inc.*	300	8,988
Chiron Corp.*	400	15,000
Genzyme Corp. (General Division)*	700	25,515
MedImmune, Inc.*	500	16,415
SciClone Pharmaceuticals, Inc.*	950	5,672
		244,240
Health Care Equipment & Supplies 0.7%
Applera Corp. - Applied Biosystems Group	500	7,915
Bausch & Lomb, Inc.	100	3,289
Baxter International, Inc.	1,300	24,232
Becton, Dickinson & Co.	500	17,220
Biomet, Inc.	1,000	30,650
Boston Scientific Corp.*	1,200	48,912
C.R. Bard, Inc.	100	6,306
Dade Behring, Inc.*	292	5,475
Guidant Corp.*	700	25,340
Medtronic, Inc.	2,700	121,824
Regeneration Technologies, Inc.*	1,135	10,204
St. Jude Medical, Inc.*	300	14,625
Stryker Corp.	400	27,460
Zimmer Holdings, Inc.*	400	19,452
		362,904
Health Care Providers & Services 0.6%
Aetna, Inc.	300	14,790
AmerisourceBergen Corp.	200	10,500
Anthem, Inc.*	200	13,250
Cardinal Health, Inc.	1,000	56,970
HCA, Inc.	1,100	45,496
Health Management Associates, Inc.	600	11,400
Humana, Inc.*	400	3,840
IMS Health, Inc.	600	9,366
Manor Care, Inc.*	200	3,846
McKesson Corp.	600	14,958
Quest Diagnostics, Inc.*	500	29,845
Quintiles Transnational Corp.*	300	3,648
Tenet Healthcare Corp.*	1,100	18,370
UnitedHealth Group, Inc.	600	55,002
Wellpoint Health Networks, Inc.*	300	23,025
		314,306
Pharmaceuticals 3.3%
Abbott Laboratories	3,040	114,334
Allergan, Inc.	200	13,642
Bristol-Myers Squibb Co.	2,700	57,051
Eli Lilly & Co.	2,400	137,160
Forest Laboratories, Inc.*	1,000	53,970
Inveresk Research Group, Inc.*	440	6,402
Johnson & Johnson	6,500	376,155
King Pharmaceuticals, Inc.*	600	7,158
Merck & Co., Inc.	5,000	273,900
Pfizer, Inc.	12,901	401,980
Pharmacia Corp.	2,900	125,570
Schering-Plough Corp.	3,300	58,839
Watson Pharmaceuticals, Inc.*	600	17,262
Wyeth	2,447	92,546
		1,735,969
Industrials 3.9%
Aerospace & Defense 0.6%
Boeing Co.	1,800	45,108
General Dynamics Corp.	400	22,028
Goodrich Corp.	1,300	18,278
Honeywell International, Inc.	1,800	38,448
Lockheed Martin Corp.	1,000	47,550
MTC Technologies, Inc.*	421	8,129
Northrop Grumman Corp.	300	25,740
Raytheon Co.	900	25,533
United Technologies Corp.	1,000	57,780
Veridian Corp.*	482	9,592
		298,186
Air Freight & Logistics 0.3%
FedEx Corp.	700	38,549
Ryder System, Inc.	200	4,102
United Parcel Service, Inc. "B"	2,400	136,800
		179,451
Airlines 0.0%
Delta Air Lines, Inc.	1,141	10,155
Building Products 0.0%
American Standard Companies, Inc.*	100	6,877
Crane Co.	200	3,484
		10,361
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	500	3,995
Apollo Group, Inc. "A"*	700	34,930
Automatic Data Processing, Inc.	1,300	40,027
Avery Dennison Corp.	200	11,734
Cendant Corp.*	3,500	44,450
Cintas Corp.	300	9,870
Concord EFS, Inc.*	1,200	11,280
Convergys Corp.*	400	5,280
Deluxe Corp.	200	8,026
First Data Corp.	1,700	62,917
Fiserv, Inc.*	400	12,592
H&R Block, Inc.	400	17,076
Paychex, Inc.	900	24,723
Pitney Bowes, Inc.	500	15,960
R.R. Donnelley & Sons Co.	1,100	20,152
Robert Half International, Inc.*	400	5,324
Sabre Holdings Corp.*	400	6,364
Waste Management, Inc.	2,000	42,360
		377,060
Construction & Engineering 0.0%
Fluor Corp.	200	6,736
McDermott International, Inc.*	1,277	3,703
		10,439
Electrical Equipment 0.2%
American Power Conversion Corp.*	500	7,120
Cooper Industries, Inc. "A"	200	7,142
Emerson Electric Co.	1,000	45,350
Molex, Inc.	500	10,740
Power-One, Inc.*	200	880
Rockwell Automation, Inc.	500	10,350
Thomas & Betts Corp.*	100	1,418
		83,000
Industrial Conglomerates 1.4%
3M Co.	900	117,027
General Electric Co.	21,900	558,450
Raven Industries, Inc.	496	8,293
Textron, Inc.	300	8,238
Tyco International Ltd.	4,500	57,870
		749,878
Machinery 0.3%
Caterpillar, Inc.	1,000	49,200
Cummins, Inc.	100	2,460
Danaher Corp.	300	19,728
Eaton Corp.	100	6,995
Illinois Tool Works, Inc.	700	40,705
Ingersoll-Rand Co. "A"	300	11,577
ITT Industries, Inc.	200	10,682
Navistar International Corp.*	200	4,922
PACCAR, Inc.	200	10,054
Pall Corp.	300	6,000
Parker-Hannifin Corp.	200	7,748
		170,071
Road & Rail 0.2%
Burlington Northern Santa Fe Corp.	900	22,410
CSX Corp.	400	11,408
Norfolk Southern Corp.	900	16,704
Union Pacific Corp.	500	27,500
		78,022
Trading Companies & Distributors 0.1%
Genuine Parts Co.	300	9,153
W.W. Grainger, Inc.	200	8,580
		17,733
Transportation Infrastructure 0.1%
Pacer International, Inc.*	1,470	18,419
Information Technology 5.0%
Communications Equipment 0.7%
ADC Telecommunications, Inc.*	1,800	3,708
Andrew Corp.*	2,600	14,300
Avaya, Inc.*	900	1,836
CIENA Corp.*	3,800	16,606
Cisco Systems, Inc.*	17,000	220,660
Comverse Technologies, Inc.*	500	5,655
Corning, Inc.*	2,600	15,184
JDS Uniphase Corp.*	3,200	9,120
Lucent Technologies, Inc.*	8,300	12,201
Motorola, Inc.	1,100	9,086
QUALCOMM, Inc.	1,700	61,200
Symmetricom, Inc.*	2,062	7,815
Tellabs, Inc.*	1,000	5,790
		383,161
Computers & Peripherals 1.2%
Apple Computer, Inc.*	800	11,312
Dell Computer Corp.*	5,800	158,398
EMC Corp.*	5,000	36,150
Gateway, Inc.*	800	1,888
Hewlett-Packard Co.	5,200	80,860
International Business Machines Corp.	3,700	290,191
Lexmark International, Inc.*	200	13,390
NCR Corp.*	200	3,668
Network Appliance, Inc.*	900	10,071
Sun Microsystems, Inc.*	7,000	22,820
		628,748
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	1,100	14,465
Jabil Circuit, Inc.*	1,300	22,750
Millipore Corp.*	100	3,270
PerkinElmer, Inc.	2,000	17,780
Sanmina Corp.*	1,200	4,848
Solectron Corp.*	1,900	5,738
Symbol Technologies, Inc.	600	5,166
Tektronix, Inc.*	200	3,430
Thermo Electron Corp.*	400	7,240
Waters Corp.*	1,000	21,160
		105,847
Internet Software & Services 0.1%
Yahoo!, Inc.*	1,900	45,638
IT Consulting & Services 0.2%
Computer Sciences Corp.*	900	29,295
Electronic Data Systems Corp.	1,100	19,360
SunGard Data Systems, Inc.*	1,300	27,690
Unisys Corp.*	800	7,408
		83,753
Office Electronics 0.0%
Xerox Corp.*	1,800	15,660
Semiconductor Equipment & Products 0.9%
Advanced Micro Devices, Inc.*	900	5,562
Altera Corp.*	900	12,186
Analog Devices, Inc.*	800	22,000
Applied Materials, Inc.*	3,700	46,546
Applied Micro Circuits Corp.*	800	2,608
Broadcom Corp. "A"*	700	8,645
Intel Corp.	14,700	239,316
KLA-Tencor Corp.*	400	14,377
Linear Technology Corp.	700	21,609
LSI Logic Corp.*	900	4,068
Micron Technology, Inc.*	1,400	11,396
National Semiconductor Corp.*	500	8,520
Novellus Systems, Inc.*	400	10,908
NVIDIA Corp.*	400	5,152
PMC-Sierra, Inc.*	400	2,380
QLogic Corp.*	200	7,428
Teradyne, Inc.*	500	5,820
Texas Instruments, Inc.	2,000	32,740
Xilinx, Inc.*	800	18,728
		479,989
Software 1.7%
Adobe Systems, Inc.	500	15,415
BMC Software, Inc.*	1,400	21,126
Citrix Systems, Inc.*	1,500	19,740
Computer Associates International, Inc.	1,400	19,124
Compuware Corp.*	1,000	3,390
Electronic Arts, Inc.*	200	11,728
Intuit, Inc.*	400	14,880
Mercury Interactive Corp.*	200	5,936
Microsoft Corp.	24,100	583,461
Novell, Inc.*	900	1,935
Oracle Corp.*	11,900	129,103
Parametric Technology Corp.*	700	1,519
PeopleSoft, Inc.*	700	10,710
Siebel Systems, Inc.*	1,100	8,811
VERITAS Software Corp.*	900	15,831
		862,709
Materials 1.0%
Chemicals 0.5%
Air Products & Chemicals, Inc.	500	20,715
Dow Chemical Co.	2,000	55,220
E.I. du Pont de Nemours & Co.	2,200	85,492
Eastman Chemical Co.	600	17,394
Engelhard Corp.	300	6,426
Great Lakes Chemicals Corp.	100	2,220
Hercules, Inc.*	300	2,610
International Flavors & Fragrances, Inc.	200	6,218
Monsanto Co.	1,600	26,246
PPG Industries, Inc.	300	13,524
Praxair, Inc.	300	16,905
Rohm & Haas Co.	500	14,890
Sigma-Aldrich Corp.	200	8,898
		276,758
Construction Materials 0.0%
Vulcan Materials Co.	300	9,069
Containers & Packaging 0.1%
Ball Corp.	300	16,710
Bemis Co.	100	4,206
Pactiv Corp.*	400	8,120
Sealed Air Corp.*	200	8,026
		37,062
Metals & Mining 0.2%
Alcoa, Inc.	200	3,876
Allegheny Technologies, Inc.	200	580
Freeport-McMoRan Copper & Gold, Inc. "B"*	1,200	20,460
Newmont Mining Corp.	900	23,535
Nucor Corp.	500	19,085
Phelps Dodge Corp.*	200	6,496
United States Steel Corp.	300	2,949
Worthington Industries, Inc.	200	2,386
		79,367
Paper & Forest Products 0.2%
Boise Cascade Corp.	100	2,185
Georgia-Pacific Corp.	600	8,340
International Paper Co.	1,000	33,800
Louisiana-Pacific Corp.*	300	2,379
MeadWestvaco Corp.	1,100	25,058
Weyerhaeuser Co.	800	38,264
		110,026
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.1%
ALLTEL Corp.	700	31,332
AT&T Corp.	1,800	29,160
BellSouth Corp.	4,100	88,847
CenturyTel, Inc.	800	22,080
Citizens Communications Co.*	700	6,986
NTL, Inc.*	864	7,664
Qwest Communications International, Inc.*	3,800	13,262
SBC Communications, Inc.	7,300	146,438
Sprint Corp.	2,100	24,675
Verizon Communications, Inc.	6,000	212,100
WilTel Communications, Inc.*	907	11,428
		593,972
Wireless Telecommunication Services 0.2%
AT&T Wireless Services, Inc.*	6,101	40,267
Nextel Communications, Inc. "A"*	2,100	28,119
Sprint Corp. (PCS Group)*	2,300	10,028
		78,414
Utilities 1.0%
Electric Utilities 0.8%
Allegheny Energy, Inc.	300	1,863
Ameren Corp.	300	11,715
CenterPoint Energy, Inc.	800	5,640
CINergy Corp.	300	10,095
CMS Energy Corp.	400	1,764
Consolidated Edison, Inc.	400	15,388
Constellation Energy Group, Inc.	400	11,092
Dominion Resources, Inc.	700	38,759
DTE Energy Co.	300	11,595
Edison International*	1,800	24,642
Entergy Corp.	500	24,075
Exelon Corp.	700	35,287
FirstEnergy Corp.	700	22,050
FPL Group, Inc.	400	23,572
PG&E Corp.*	900	12,105
Pinnacle West Capital Corp.	200	6,648
PPL Corp.	800	28,488
Progress Energy, Inc.	500	19,575
Public Service Enterprise Group, Inc.	500	18,345
Southern Co.	1,600	45,504
TECO Energy, Inc.	400	4,252
Xcel Energy, Inc.	900	11,529
		383,983
Gas Utilities 0.1%
KeySpan Corp.	300	9,675
Kinder Morgan, Inc.	200	9,000
NICOR, Inc.	100	2,732
NiSource, Inc.	600	10,920
Peoples Energy Corp.	100	3,577
Sempra Energy	1,100	27,456
		63,360
Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	1,300	4,706
Calpine Corp.*	1,000	3,300
Duke Energy Corp.	2,100	30,534
Dynegy, Inc. "A"	900	2,349
Mirant Corp.*	1,000	1,600
Williams Companies, Inc.	1,200	5,496
		47,985
Total Common Stocks (Cost $19,844,118)		17,511,817

	Principal Amount ($)	Value ($)

Corporate Bonds 11.8%
Consumer Discretionary 0.5%
AOL Time Warner, Inc., 5.625%, 5/1/2005	60,000	62,534
Comcast Cable Communications, 6.75%, 1/30/2011	105,000	113,224
Comcast Corp., 7.05%, 3/15/2033	75,000	76,721
		252,479

Asset Management Portfolio II	Principal Amount ($)	Value ($)

Energy 0.7%
Questar Market Resources, 7.0%, 1/16/2007	345,000	377,737
Financials 5.3%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	570,000	652,875
Cigna Corp., 7.4%, 5/15/2007	185,000	204,107
Citigroup, Inc.:
3.5%, 2/1/2008	140,000	140,256
5.875%, 2/22/2033	135,000	134,705
First Union Capital II, Series A, 7.95%, 11/15/2029	210,000	251,388
Ford Motor Credit Co., 6.875%, 2/1/2006	255,000	250,584
General Electric Capital Corp., 6.0%, 6/15/2012	40,000	43,620
General Motors Nova Finance, 6.85%, 10/15/2008	335,000	347,418
Household Finance Corp., 6.5%, 1/24/2006	205,000	223,250
Nationwide Mutual Insurance Co., 7.875%, 4/1/2033	85,000	86,827
Ohio National Financial Services, 6.35%, 4/1/2013	90,000	91,190
Pemex Project Funding Master Trust:
8.5%, 2/15/2008	35,000	39,594
8.625%, 2/1/2022	130,000	137,150
Verizon Global Funding Corp., 7.75%, 12/1/2030	110,000	132,272
		2,735,236
Health Care 0.7%
Health Care Service Corp., 7.75%, 6/15/2011	330,000	372,629
Industrials 0.9%
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	448,925	492,584
Utilities 2.7%
American Electric Power, 5.625%, 3/15/2010	115,000	116,747
Consumers Energy Co., 6.25%, 9/15/2006	395,000	399,938
Ohio Valley Electric Corp., 5.94%, 2/12/2006	495,000	542,392
Potomac Edison Co., 8.0%, 6/1/2024	60,000	58,500
Sempra Energy, 6.95%, 12/1/2005	235,000	258,398
		1,375,975
Total Corporate Bonds (Cost $5,246,642)		5,606,640

Asset Backed 11.5%
Automobile Receivables 3.7%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2002-B, 4.46%, 4/12/2009	80,000	83,244
"A4", Series 2002-A, 4.61%, 1/12/2009	155,000	161,542
"A4", Series 2001-C, 5.01%, 7/14/2008	245,000	256,608
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	560,000	570,910
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	210,000	214,297
MMCA Automobile Trust "A4", Series 2002-2, 4.3%, 3/15/2010	390,000	397,575
WFS Financial Owner Trust "A4", Series 2002-3, 3.5%, 2/20/2010	230,000	237,059
		1,921,235
Credit Card Receivables 0.5%
MBNA Master Credit Card Trust USA "A", Series 1999-B, 5.9%, 8/15/2011	220,000	245,279
Home Equity Loans 3.8%
Advanta Mortgage Loan Trust "A6", Series 2000-2, 7.72%, 3/25/2015	361,000	403,194
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	890,000	946,038
"AF6", Series 2000-H, 7.8%, 5/15/2020	620,456	663,658
		2,012,890
Manufactured Housing Receivables 3.5%
Conseco Finance Securitizations Corp. "A4", Series 2001-1, 6.21%, 7/1/2032	884,000	899,310
Greenpoint Manufactured Housing "A3", Series 1999-5, 7.33%, 8/15/2020	890,000	907,597
		1,806,907
Total Asset Backed (Cost $5,793,741)		5,986,311

Foreign Bonds - US$ Denominated 2.6%
Autopista Del Maipo, 7.373%, 6/15/2022	565,000	621,342
France Telecom, 7.2%, 3/1/2006	75,000	85,164
Petroleos Mexicanos, 9.5%, 9/15/2027	55,000	63,663
PF Export Receivable Master Trust, 6.6%, 12/1/2011	550,000	605,275
Total Foreign Bonds - US$ Denominated (Cost $1,258,537)		1,375,444

US Treasury Obligations 4.7%
US Treasury Bond, 6.0%, 2/15/2026	1,130,000	1,294,733
US Treasury Note:
2.0%, 10/31/2004	355,000	359,299
5.0%, 8/15/2011	725,000	794,951
Total US Treasury Obligations (Cost $2,423,274)		2,448,983

US Government Agency Pass-Thrus 1.8%
Federal National Mortgage Association:
6.0%, 4/1/2029 (d)	60,000	62,194
6.361%, 7/1/2008	682,133	753,581
9.0%, 11/1/2030	125,156	135,642
Total US Government Agency Pass-Thrus (Cost $856,666)		951,417

Collateralized Mortgage Obligations 8.1%
Bank of America Mortgage Securities, Series 2000-7, 7.125%, 12/25/2030	23,327	23,286
Countrywide Home Loans, Series 2001-24, 6.25%, 1/25/2032	555,201	572,795
Fannie Mae, 4.5%, 8/1/2032	340,000	352,736
Fannie Mae Whole Loan:
"A2", Series 2002-W10, 4.7%, 8/25/2042	65,000	67,132
"A2", Series 2002-W9, 4.7%, 8/25/2042	65,000	67,386
"1A3", Series 2003-W2, 7.5%, 2/15/2033	101,111	110,749
Federal Home Loan Mortgage Corp.:
"PE", Series 2378, 5.5%, 11/15/2016	225,000	237,996
"CH", Series 2303, 6.0%, 11/15/2022	440,000	458,037
"PB", Series 2321, 6.0%, 2/15/2026	228,949	229,647
"PE", Series 2208, 7.0%, 12/15/2028	81,140	82,067
"A5", Series T-42, 7.5%, 2/25/2042	97,081	106,395
Federal National Mortgage Association:
"OC", Series 2001-69, 5.5%, 7/25/2011	400,000	412,983
"LN", Series 2001-56, 5.75%, 7/25/2026	245,000	246,384
"QN", Series 2001-51, 6.0%, 10/25/2016	345,000	369,110
Federal National Mortgage Association Grantor Trust, Series 2002-T19, 7.5%, 7/25/2042	234,466	256,814
Wells Fargo Mortgage Backed Securities Trust:
"1A2", Series 2001-15, 6.5%, 7/25/2031	256,045	256,439
"A2", Series 2001-27, 6.5%, 12/25/2031	1,403	1,402
"2A2", Series 2002-4, 6.5%, 2/25/2031	370,000	374,453
Total Collateralized Mortgage Obligations (Cost $4,175,252)		4,225,811

Long-Term Municipal Investments 4.4%
Lansing, MI, Water & Sewer Revenue, Board Water & Light Water Supply Steam, Series B, 7.3%, 7/1/2006 (b)	605,000	689,379
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems Inc., 7.865%, 2/15/2027 (b)	175,000	210,408
Pennsylvania, Transportation/Tolls Revenue, Port Authority, Series A, 7.27%, 1/1/2007 (b)	180,000	207,058
Ross County Water Co., Inc., 8.25%, 8/1/2025	445,000	511,959
Virginia, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019 (b)	610,000	644,416
Total Long-Term Municipal Investments (Cost $1,925,769)		2,263,220

Short-Term Investments 8.2%
US Treasury Bill, 1.121%**, 4/17/2003 (e)	290,000	289,850
US Treasury Bill, 1.073%**, 6/12/2003	4,000,000	3,991,112
Total Short-Term Investments (Cost $4,281,291)		4,280,962
	Shares	Value ($)
Investments in Affiliated Investment Companies 4.7%
Cash Management Fund Institutional, 1.13% (c), (Cost $2,425,853)	2,425,853	2,425,853

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,231,143) (a)	90.5	47,076,458
Other Assets and Liabilities, Net	9.5	4,942,887
Net Assets	100.0	52,019,345

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $51,321,782. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $4,245,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $492,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,737,539.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Mortgage dollar rolls included.
(e) At March 31, 2003, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2003, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australia Bond	6/16/2003	19	1,088,807	1,067,946	20,861
10 Year Japan Bond	6/11/2003	1	1,203,894	1,206,443	(2,549)
DAX Index	6/20/2003	2	140,794	133,126	7,668
Euro-Bund	6/6/2003	6	759,159	751,095	8,064
FTSE 100 Index	6/20/2003	2	108,556	114,202	(5,646)
MIB 30 Index	6/20/2003	2	245,214	236,529	8,685
Topix Index	6/12/2003	1	65,055	65,736	(681)
Total net unrealized appreciation					36,402

At March 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canada Bond	6/19/2003	16	1,153,915	1,149,733	(4,182)
10 Year Euro Bond	4/30/2003	5	157,140	142,456	(14,684)
10 Year US Treasury Note	6/19/2003	14	1,595,175	1,608,250	13,075
S&P 200 Index	6/19/2003	2	86,825	87,684	859
S&P 500 EMINI Index	6/20/2003	4	168,155	169,400	1,245
S&P 500 Index	6/19/2003	1	207,218	211,750	4,532
S&P Canada 60 Index	6/19/2003	2	99,543	98,413	(1,130)
Total net unrealized depreciation					(285)

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of March 31, 2003

Asset Management Portfolio III	Shares	Value ($)

Common Stocks 14.4%
Consumer Discretionary 2.0%
Auto Components 0.0%
Cooper Tire & Rubber Co.	22	268
Dana Corp.	45	318
Goodyear Tire & Rubber Co.	54	279
Johnson Controls, Inc.	27	1,956
Visteon Corp.	41	244
		3,065
Automobiles 0.1%
AutoNation, Inc.*	89	1,135
Ford Motor Co.	561	4,219
General Motors Corp.	171	5,749
Harley-Davidson, Inc.	92	3,653
		14,756
Hotel Restaurants & Leisure 0.1%
Carnival Corp. "A"	179	4,316
Darden Restaurants, Inc.	52	928
Harrah's Entertainment, Inc.*	89	3,177
Hilton Hotels Corp.	115	1,335
International Game Technology*	50	4,095
Marriott International, Inc. "A"	72	2,290
Starbucks Corp.*	195	5,023
Starwood Hotels & Resorts Worldwide, Inc.	61	1,451
YUM! Brands, Inc.*	90	2,190
		24,805
Household Durables 0.1%
American Greetings Corp. "A"*	20	262
Black & Decker Corp.	25	872
Centex Corp.	56	3,044
Fortune Brands, Inc.	45	1,929
KB Home	15	682
Leggett & Platt, Inc.	60	1,097
Maytag Corp.	24	457
Newell Rubbermaid, Inc.	82	2,325
Pulte Homes, Inc.	57	2,859
Snap-On, Inc.	18	446
Tupperware Corp.	166	2,294
Whirlpool Corp.	21	1,030
		17,297
Internet & Catalog Retailing 0.1%
eBay, Inc.*	117	9,981
Leisure Equipment & Products 0.0%
Brunswick Corp.	28	532
Eastman Kodak Co.	89	2,634
Hasbro, Inc.	53	736
Mattel, Inc.	134	3,015
		6,917
Media 0.5%
AOL Time Warner, Inc.*	1,367	14,846
Clear Channel Communications, Inc.*	187	6,343
Comcast Corp. "A"*	706	20,185
Gannett Co., Inc.	82	5,775
Gray Television, Inc.	124	1,116
Knight-Ridder, Inc.	25	1,463
McGraw-Hill, Inc.	60	3,335
Meredith Corp.	15	573
TMP Worldwide, Inc.*	34	365
Tribune Co.	93	4,186
Univision Communications, Inc. "A"*	70	1,716
Viacom, Inc. "B"*	538	19,648
Walt Disney Co.	624	10,620
		90,171
Multiline Retail 0.6%
Big Lots, Inc.*	36	405
Costco Wholesale Corp.*	139	4,174
Dollar General Corp.	102	1,245
Family Dollar Stores, Inc.	53	1,637
Federated Department Stores, Inc.*	60	1,681
J.C. Penny Co., Inc.	82	1,610
Kohl's Corp.*	135	7,638
Sears, Roebuck & Co.	97	2,343
Target Corp.	278	8,134
The May Department Stores Co.	88	1,750
Wal-Mart Stores, Inc.	1,349	70,188
		100,805
Specialty Retail 0.4%
AutoZone, Inc.*	30	2,061
Bed Bath & Beyond, Inc.*	144	4,974
Best Buy Co., Inc.*	98	2,643
Big 5 Sporting Goods Corp.*	113	1,246
Circuit City Stores - Circuit City Group	442	2,298
Home Depot, Inc.	711	17,320
Kirkland's, Inc.*	87	1,088
Lowe's Companies, Inc.	287	11,715
Office Depot, Inc.*	95	1,124
RadioShack Corp.	51	1,137
Sherwin-Williams Co.	46	1,216
Staples, Inc.*	244	4,473
The Gap, Inc.	270	3,912
Tiffany & Co.	44	1,100
TJX Companies, Inc.	161	2,834
Toys ''R'' Us, Inc.*	65	544
		59,685
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.*	106	2,908
NIKE, Inc. "B"	81	4,165
Reebok International Ltd.*	18	591
The Limited, Inc.	160	2,059
The Warnaco Group, Inc.*	103	1,026
VF Corp.	33	1,242
		11,991
Consumer Staples 1.3%
Beverages 0.4%
Anheuser-Busch Companies, Inc.	261	12,165
Brown-Forman Corp. "B"	19	1,461
Coca-Cola Enterprises, Inc.	138	2,579
Pepsi Bottling Group, Inc.	187	3,353
PepsiCo, Inc.	528	21,120
The Coca-Cola Co.	758	30,684
		71,362
Food & Drug Retailing 0.2%
Albertson's, Inc.	116	2,187
CVS Corp.	120	2,862
Kroger Co.*	381	5,010
Safeway, Inc.*	135	2,556
Supervalu, Inc.	41	636
Sysco Corp.	201	5,113
Walgreen Co.	195	5,749
Winn-Dixie Stores, Inc.	43	568
		24,681
Food Products 0.2%
Archer-Daniels-Midland Co.	198	2,138
Campbell Soup Co.	125	2,625
ConAgra Foods, Inc.	164	3,293
General Mills, Inc.	112	5,102
H.J. Heinz Co.	107	3,124
Kellogg Co.	125	3,831
McDonald's Corp.	33	477
Sara Lee Corp.	238	4,451
William Wrigley Jr. Co.	69	3,899
		28,940
Household Products 0.3%
Clorox Co.	67	3,093
Colgate-Palmolive Co.	164	8,928
Kimberly-Clark Corp.	157	7,137
Procter & Gamble Co.	397	35,353
		54,511
Personal Products 0.1%
Alberto-Culver Co. "B"	18	887
Avon Products, Inc.	71	4,051
Gillette Co.	322	9,963
		14,901
Tobacco 0.1%
Altria Group, Inc.	688	20,612
UST, Inc.	52	1,435
		22,047
Energy 0.9%
Energy Equipment & Services 0.1%
Baker Hughes, Inc.	103	3,083
BJ Services Co.*	48	1,651
Halliburton Co.	133	2,757
Nabors Industries Ltd.*	44	1,754
Noble Corp.*	99	3,111
Rowan Companies, Inc.	29	570
Schlumberger Ltd.	177	6,728
Transocean Sedco Forex, Inc.	97	1,984
		21,638
Oil & Gas 0.8%
Amerada Hess Corp.	28	1,239
Anadarko Petroleum Corp.	121	5,506
Apache Corp.	48	2,964
Burlington Resources, Inc.	105	5,010
ChevronTexaco Corp.	252	16,292
ConocoPhillips	208	11,136
Devon Energy Corp.	48	2,315
EOG Resources, Inc.	36	1,424
ExxonMobil Corp.	2,057	71,892
Kerr-McGee Corp.	31	1,259
Marathon Oil Corp.	95	2,277
Occidental Petroleum Corp.	115	3,445
Sunoco, Inc.	24	878
Unocal Corp.	79	2,078
		127,715
Financials 2.9%
Banks 1.2%
AmericanWest Bancorp.	48	779
AmSouth Bancorp.	109	2,167
Bank of America Corp.	458	30,613
Bank of New York Co., Inc.	9	185
Bank One Corp.	356	12,325
BB&T Corp.	83	2,609
Camco Financial Corp.	45	720
Charter One Financial, Inc.	69	1,921
Comerica, Inc.	91	3,447
Fifth Third Bancorp.	176	8,841
First Tennessee National Corp.	39	1,549
First Virginia Banks, Inc.	47	1,844
Firstbank Corp.	33	941
FleetBoston Financial Corp.	362	8,645
Golden West Financial Corp.	47	3,381
Horizon Financial Corp.	76	1,136
Huntington Bancshares, Inc.	72	1,338
J.P. Morgan Chase & Co.	675	16,004
KeyCorp.	130	2,933
Marshall & Ilsley Corp.	67	1,713
Mercantile Bank Corp.	46	1,098
National Bankshares, Inc.	28	1,090
National City Corp.	187	5,208
North Fork Bancorp., Inc.	50	1,473
Northern Trust Corp.	65	1,979
PNC Financial Services Group	87	3,687
Provident Financial Services, Inc.*	106	1,676
Regions Financial Corp.	68	2,203
SouthTrust Corp.	106	2,706
State Financial Services Corp. "A"	58	1,108
SunTrust Banks, Inc.	86	4,528
Synovus Financial Corp.	92	1,646
TierOne Corp.*	127	2,089
Union Planters Corp.	61	1,591
US Bancorp.	586	11,122
Wachovia Corp.	416	14,173
Washington Mutual, Inc.	289	10,193
Wells Fargo & Co.	517	23,260
West Bancorp.	28	482
Zions Bancorp.	28	1,198
		195,601
Diversified Financials 1.0%
American Express Co.	402	13,358
Bear Stearns Companies, Inc.	60	3,936
Capital One Finance Corp.	68	2,041
CIT Group, Inc.	135	2,276
Citigroup, Inc.	1,569	54,052
Countrywide Financial Corp.	39	2,243
E-LOAN, Inc.*	499	1,282
Fannie Mae	304	19,866
Franklin Resources, Inc.	80	2,633
Freddie Mac	213	11,310
Goldman Sachs Group, Inc.	146	9,940
Janus Capital Group, Inc.	68	775
Lehman Brothers Holdings, Inc.	72	4,158
MBNA Corp.	391	5,885
Merrill Lynch & Co., Inc.	264	9,346
Moody's Corp.	46	2,127
Morgan Stanley	332	12,732
Providian Financial Corp.*	89	584
SLM Corp.	47	5,213
T. Rowe Price Group, Inc.	108	2,929
		166,686
Insurance 0.6%
ACE Ltd.	80	2,316
AFLAC, Inc.	158	5,064
Allstate Corp.	215	7,132
Ambac Financial Group, Inc.	32	1,617
American International Group, Inc.	798	39,461
Aon Corp.	95	1,965
Cincinnati Financial Corp.	103	3,612
Jefferson-Pilot Corp.	44	1,693
John Hancock Financial Services, Inc.	88	2,445
Lincoln National Corp.	54	1,512
Loews Corp.	57	2,271
Marsh & McLennan Companies, Inc.	164	6,991
MBIA, Inc.	44	1,700
MetLife, Inc.	214	5,645
MGIC Investment Corp.	31	1,217
Principal Financial Group, Inc.	103	2,795
Prudential Financial, Inc.	173	5,060
Safeco Corp.	97	3,392
St. Paul Companies, Inc.	69	2,194
Torchmark Corp.	36	1,289
Travelers Property Casualty Corp. "B"	307	4,333
UnumProvident Corp.	74	725
XL Capital Ltd. "A"	42	2,973
		107,402
Real Estate 0.1%
Apartment Investment & Management Co. (REIT)	29	1,058
Equity Office Properties Trust (REIT)	126	3,207
Equity Residential (REIT)	83	1,998
Plum Creek Timber Co., Inc. (REIT)	57	1,231
Simon Property Group, Inc. (REIT)	57	2,042
		9,536
Health Care 2.2%
Biotechnology 0.2%
Amgen, Inc.*	426	24,516
Biogen, Inc.*	45	1,348
Chiron Corp.*	57	2,138
Genzyme Corp. (General Division)*	102	3,718
MedImmune, Inc.*	77	2,528
SciClone Pharmaceuticals, Inc.*	110	657
		34,905
Health Care Equipment & Supplies 0.3%
Applera Corp. - Applied Biosystems Group	64	1,013
Bausch & Lomb, Inc.	16	526
Baxter International, Inc.	182	3,392
Becton, Dickinson & Co.	78	2,686
Biomet, Inc.	138	4,230
Boston Scientific Corp.*	167	6,807
C.R. Bard, Inc.	16	1,009
Dade Behring, Inc.*	40	750
Guidant Corp.*	93	3,367
Medtronic, Inc.	373	16,830
Regeneration Technologies, Inc.*	127	1,142
St. Jude Medical, Inc.*	54	2,633
Stryker Corp.	60	4,119
Zimmer Holdings, Inc.*	60	2,918
		51,422
Health Care Providers & Services 0.3%
Aetna, Inc.	46	2,251
AmerisourceBergen Corp.	32	1,680
Anthem, Inc.*	43	2,849
Cardinal Health, Inc.	135	7,691
HCA, Inc.	157	6,494
Health Management Associates, Inc.	73	1,387
Humana, Inc.*	50	480
IMS Health, Inc.	75	1,171
Manor Care, Inc.*	29	558
McKesson Corp.	89	2,219
Quest Diagnostics, Inc.*	67	3,999
Quintiles Transnational Corp.*	36	438
Tenet Healthcare Corp.*	149	2,488
UnitedHealth Group, Inc.	93	8,525
Wellpoint Health Networks, Inc.*	45	3,454
		45,684
Pharmaceuticals 1.4%
Abbott Laboratories	409	15,382
Allergan, Inc.	39	2,660
Bristol-Myers Squibb Co.	375	7,924
Eli Lilly & Co.	343	19,602
Forest Laboratories, Inc.*	149	8,042
Inveresk Research Group, Inc.*	54	786
Johnson & Johnson	908	52,546
King Pharmaceuticals, Inc.*	75	895
Merck & Co., Inc.	686	37,579
Pfizer, Inc.	1,780	55,465
Pharmacia Corp.	395	17,104
Schering-Plough Corp.	448	7,988
Watson Pharmaceuticals, Inc.*	86	2,474
Wyeth	339	12,821
		241,268
Industrials 1.7%
Aerospace & Defense 0.3%
Boeing Co.	257	6,440
General Dynamics Corp.	62	3,414
Goodrich Corp.	168	2,362
Honeywell International, Inc.	251	5,361
Lockheed Martin Corp.	139	6,609
MTC Technologies, Inc.*	51	985
Northrop Grumman Corp.	56	4,805
Raytheon Co.	124	3,518
United Technologies Corp.	144	8,320
Veridian Corp.*	59	1,174
		42,988
Air Freight & Logistics 0.1%
FedEx Corp.	91	5,011
Ryder System, Inc.	19	390
United Parcel Service, Inc. "B"	342	19,494
		24,895
Airlines 0.0%
Delta Air Lines, Inc.	134	1,193
Building Products 0.0%
American Standard Companies, Inc.*	22	1,513
Crane Co.	18	314
		1,827
Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc.*	60	479
Apollo Group, Inc. "A"*	93	4,641
Automatic Data Processing, Inc.	183	5,635
Avery Dennison Corp.	33	1,936
Cendant Corp.*	469	5,956
Cintas Corp.	52	1,711
Concord EFS, Inc.*	156	1,466
Convergys Corp.*	53	700
Deluxe Corp.	19	762
First Data Corp.	230	8,512
Fiserv, Inc.*	58	1,826
H&R Block, Inc.	55	2,348
Paychex, Inc.	115	3,159
Pitney Bowes, Inc.	72	2,298
R.R. Donnelley & Sons Co.	141	2,583
Robert Half International, Inc.*	54	719
Sabre Holdings Corp.*	43	684
Waste Management, Inc.	275	5,825
		51,240
Construction & Engineering 0.0%
Fluor Corp.	25	842
McDermott International, Inc.*	121	351
		1,193
Electrical Equipment 0.1%
American Power Conversion Corp.*	60	854
Cooper Industries, Inc. "A"	28	1,000
Emerson Electric Co.	129	5,850
Molex, Inc.	59	1,267
Power-One, Inc.*	25	110
Rockwell Automation, Inc.	57	1,180
Thomas & Betts Corp.*	18	255
		10,516
Industrial Conglomerates 0.6%
3M Co.	119	15,474
General Electric Co.	3,041	77,546
Raven Industries, Inc.	59	986
Textron, Inc.	42	1,153
Tyco International Ltd.	610	7,845
		103,004
Machinery 0.2%
Caterpillar, Inc.	144	7,085
Cummins, Inc.	13	320
Danaher Corp.	46	3,025
Eaton Corp.	22	1,539
Illinois Tool Works, Inc.	94	5,466
Ingersoll-Rand Co. "A"	52	2,007
ITT Industries, Inc.	28	1,495
Navistar International Corp.*	21	517
PACCAR, Inc.	36	1,810
Pall Corp.	38	760
Parker-Hannifin Corp.	36	1,395
		25,419
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	115	2,864
CSX Corp.	65	1,854
Norfolk Southern Corp.	118	2,190
Union Pacific Corp.	77	4,235
		11,143
Trading Companies & Distributors 0.0%
Genuine Parts Co.	54	1,648
W.W. Grainger, Inc.	28	1,201
		2,849
Transportation Infrastructure 0.0%
Pacer International, Inc.*	180	2,255
Information Technology 2.1%
Communications Equipment 0.3%
ADC Telecommunications, Inc.*	243	501
Andrew Corp.*	348	1,914
Avaya, Inc.*	112	228
CIENA Corp.*	517	2,259
Cisco Systems, Inc.*	2,346	30,451
Comverse Technologies, Inc.*	57	645
Corning, Inc.*	351	2,050
JDS Uniphase Corp.*	432	1,231
Lucent Technologies, Inc.*	1,136	1,670
Motorola, Inc.	132	1,090
QUALCOMM, Inc.	240	8,640
Symmetricom, Inc.*	263	997
Tellabs, Inc.*	127	735
		52,411
Computers & Peripherals 0.5%
Apple Computer, Inc.*	109	1,541
Dell Computer Corp.*	792	21,630
EMC Corp.*	672	4,859
Gateway, Inc.*	100	236
Hewlett-Packard Co.	711	11,056
International Business Machines Corp.	516	40,470
Lexmark International, Inc.*	39	2,611
NCR Corp.*	30	550
Network Appliance, Inc.*	103	1,153
Sun Microsystems, Inc.*	952	3,104
		87,210
Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc.*	142	1,867
Jabil Circuit, Inc.*	167	2,923
Millipore Corp.*	15	491
PerkinElmer, Inc.	263	2,338
Sanmina Corp.*	162	654
Solectron Corp.*	253	764
Symbol Technologies, Inc.	71	611
Tektronix, Inc.*	27	463
Thermo Electron Corp.*	50	905
Waters Corp.*	127	2,687
		13,703
Internet Software & Services 0.0%
Yahoo!, Inc.*	268	6,437
IT Consulting & Services 0.1%
Computer Sciences Corp.*	123	4,004
Electronic Data Systems Corp.	146	2,570
SunGard Data Systems, Inc.*	181	3,855
Unisys Corp.*	99	917
		11,346
Office Electronics 0.0%
Xerox Corp.*	225	1,958
Semiconductor Equipment & Products 0.4%
Advanced Micro Devices, Inc.*	105	649
Altera Corp.*	117	1,584
Analog Devices, Inc.*	112	3,080
Applied Materials, Inc.*	504	6,340
Applied Micro Circuits Corp.*	92	300
Broadcom Corp. "A"*	85	1,050
Intel Corp.	2,026	32,983
KLA-Tencor Corp.*	57	2,049
Linear Technology Corp.	95	2,933
LSI Logic Corp.*	114	515
Micron Technology, Inc.*	185	1,506
National Semiconductor Corp.*	55	937
Novellus Systems, Inc.*	45	1,227
NVIDIA Corp.*	47	605
PMC-Sierra, Inc.*	52	309
QLogic Corp.*	29	1,077
Teradyne, Inc.*	56	652
Texas Instruments, Inc.	263	4,305
Xilinx, Inc.*	103	2,411
		64,512
Software 0.7%
Adobe Systems, Inc.	72	2,220
BMC Software, Inc.*	177	2,671
Citrix Systems, Inc.*	202	2,658
Computer Associates International, Inc.	175	2,391
Compuware Corp.*	115	390
Electronic Arts, Inc.*	43	2,522
Intuit, Inc.*	63	2,344
Mercury Interactive Corp.*	25	742
Microsoft Corp.	3,344	80,958
Novell, Inc.*	112	241
Oracle Corp.*	1,637	17,760
Parametric Technology Corp.*	80	174
PeopleSoft, Inc.*	95	1,454
Siebel Systems, Inc.*	149	1,193
VERITAS Software Corp.*	126	2,216
		119,934
Materials 0.4%
Chemicals 0.2%
Air Products & Chemicals, Inc.	69	2,859
Dow Chemical Co.	278	7,676
E.I. du Pont de Nemours & Co.	304	11,813
Eastman Chemical Co.	89	2,580
Engelhard Corp.	39	835
Great Lakes Chemicals Corp.	16	355
Hercules, Inc.*	33	287
International Flavors & Fragrances, Inc.	29	902
Monsanto Co.	214	3,510
PPG Industries, Inc.	52	2,344
Praxair, Inc.	50	2,818
Rohm & Haas Co.	68	2,025
Sigma-Aldrich Corp.	22	979
		38,983
Construction Materials 0.0%
Vulcan Materials Co.	31	937
Containers & Packaging 0.0%
Ball Corp.	54	3,008
Bemis Co., Inc.	16	673
Pactiv Corp.*	48	974
Sealed Air Corp.*	25	1,003
		5,658
Metals & Mining 0.1%
Alcoa, Inc.	25	485
Allegheny Technologies, Inc.	25	73
Freeport-McMoRan Copper & Gold, Inc. "B"*	157	2,677
Newmont Mining Corp.	123	3,216
Nucor Corp.	73	2,786
Phelps Dodge Corp.*	27	877
United States Steel Corp.	31	305
Worthington Industries, Inc.	27	322
		10,741
Paper & Forest Products 0.1%
Boise Cascade Corp.	18	393
Georgia-Pacific Corp.	77	1,070
International Paper Co.	147	4,969
Louisiana-Pacific Corp.*	32	254
MeadWestvaco Corp.	144	3,280
Weyerhaeuser Co.	106	5,070
		15,036
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.5%
ALLTEL Corp.	95	4,252
AT&T Corp.	235	3,807
BellSouth Corp.	568	12,309
CenturyTel, Inc.	114	3,146
Citizens Communications Co.*	86	858
NTL, Inc.*	104	922
Qwest Communications International, Inc.*	518	1,808
SBC Communications, Inc.	1,015	20,361
Sprint Corp.	274	3,220
Verizon Communications, Inc.	836	29,553
WilTel Communications, Inc.*	109	1,373
		81,609
Wireless Telecommunication Services 0.0%
AT&T Wireless Services, Inc.*	828	5,465
Nextel Communications, Inc. "A"*	295	3,950
Sprint Corp. (PCS Group)*	306	1,334
		10,749
Utilities 0.4%
Electric Utilities 0.3%
Allegheny Energy, Inc.	39	242
Ameren Corp.	47	1,835
CenterPoint Energy, Inc.	93	656
CINergy Corp.	51	1,716
CMS Energy Corp.	44	194
Consolidated Edison, Inc.	65	2,501
Constellation Energy Group, Inc.	51	1,414
Dominion Resources, Inc.	94	5,205
DTE Energy Co.	51	1,971
Edison International*	246	3,368
Entergy Corp.	68	3,274
Exelon Corp.	99	4,991
FirstEnergy Corp.	91	2,867
FPL Group, Inc.	56	3,300
PG&E Corp.*	124	1,668
Pinnacle West Capital Corp.	28	931
PPL Corp.	105	3,739
Progress Energy, Inc.	72	2,819
Public Service Enterprise Group, Inc.	68	2,495
Southern Co.	218	6,200
TECO Energy, Inc.	54	574
Xcel Energy, Inc.	121	1,550
		53,510
Gas Utilities 0.1%
KeySpan Corp.	48	1,548
Kinder Morgan, Inc.	37	1,665
NICOR, Inc.	13	355
NiSource, Inc.	74	1,347
Peoples Energy Corp.	10	358
Sempra Energy	145	3,619
		8,892
Multi-Utilities & Unregulated Power 0.0%
AES Corp.*	166	601
Calpine Corp.*	116	383
Duke Energy Corp.	272	3,955
Dynegy, Inc. "A"	114	298
Mirant Corp.*	124	198
Williams Companies, Inc.	159	728
		6,163
Total Common Stocks (Cost $2,639,169)		2,426,083

	Principal Amount ($)	Value ($)

Corporate Bonds 12.9%
Consumer Discretionary 0.9%
AOL Time Warner, Inc., 6.125%, 4/15/2006	30,000	31,392
Comcast Corp.:
5.5%, 3/15/2011	20,000	20,034
7.05%, 3/15/2033	35,000	35,803
SC Johnson & Son, Inc., 5.75%, 2/15/2033	60,000	58,573
		145,802

Asset Management Portfolio III	Principal Amount ($)	Value ($)

Energy 1.5%
FirstEnergy Corp., Series B, 6.45%, 11/15/2011	90,000	95,147
Questar Market Resources, 7.0%, 1/16/2007	150,000	164,234
		259,381
Financials 5.0%
Citigroup, Inc.:
3.5%, 2/1/2008	65,000	65,119
5.875%, 2/22/2033	65,000	64,858
Ford Motor Credit Co., 6.875%, 2/1/2006	135,000	132,662
General Motors Acceptance Corp., 7.75%, 1/19/2010	100,000	105,423
Household Finance Corp., 6.4%, 6/17/2008	80,000	89,018
Nationwide Mutual Insurance Co., 7.875%, 4/1/2033	40,000	40,860
Ohio National Financial Services, 6.35%, 4/1/2013	65,000	65,859
Pemex Project Funding Master Trust:
8.5%, 2/15/2008	15,000	16,969
8.625%, 2/1/2022	60,000	63,300
Principal Life Global, 5.05%, 3/15/2015	75,000	74,335
SLM Corp., 5.125%, 8/27/2012	120,000	123,100
		841,503
Health Care 0.9%
Health Care Service Corp., 7.75%, 6/15/2011	140,000	158,085
Industrials 1.2%
Systems 2001 Asset Trust LLC "G", Series 2001, 6.664%, 9/15/2013	174,582	191,560
Utilities 3.4%
AEP Texas Central Co., 5.5%, 2/15/2013	20,000	20,425
Columbus Southern Power, 6.6%, 3/1/2033	40,000	41,883
Consumers Energy Co., 6.25%, 9/15/2006	135,000	136,688
Kinder Morgan, Inc., 6.5%, 9/1/2012	90,000	97,778
Old Dominion Electric, 6.25%, 6/1/2011	185,000	207,971
Potomac Edison Co., 8.0%, 6/1/2024	75,000	73,125
		577,870
Total Corporate Bonds (Cost $2,056,896)		2,174,201

Asset Backed 11.9%
Automobile Receivables 4.8%
AmeriCredit Automobile Receivables Trust "A4", Series 2001-C, 5.01%, 7/14/2008	115,000	120,449
Felco Funding II LLC "A4", Series 2000-1, 7.72%, 12/15/2005	250,000	254,870
Household Automotive Trust "A4A", Series 2002-3, 3.44%, 5/18/2009	105,000	107,149
MMCA Automobile Trust "A4", Series 2002-2, 4.3%, 3/15/2010	120,000	122,331
Ryder Vehicle Lease Trust "A4", Series 2001-A, 5.81%, 8/15/2006	200,000	208,240
		813,039
Home Equity Loans 4.5%
Conseco Finance:
"AF5", Series 1999-H, 7.6%, 11/15/2029	430,000	457,074
"AF6", Series 2000-B, 7.8%, 5/15/2020	287,748	307,784
		764,858
Manufactured Housing Receivables 2.6%
Greenpoint Manufactured Housing "A3", Series 1999-5, 7.33%, 8/15/2020	430,000	438,502
Total Asset Backed (Cost $1,942,156)		2,016,399

Foreign Bonds - US$ Denominated 4.3%
Autopista Del Maipo, 7.373%, 6/15/2022	185,000	203,448
France Telecom, 7.2%, 3/1/2006	35,000	39,743
PacifiCorp Australia LLC, 6.15%, 1/15/2008	85,000	94,083
Petroleos Mexicanos, 9.5%, 9/15/2027	20,000	23,150
PF Export Receivable Master Trust, 6.6%, 12/1/2011	200,000	220,100
Royal Bank of Scotland, 8.817%, 9/30/2049	75,000	83,811
United Mexican States, 6.375%, 1/16/2013	55,000	55,000
Total Foreign Bonds - US$ Denominated (Cost $672,181)		719,335

US Treasury Obligations 6.7%
US Treasury Bond, 6.0%, 2/15/2026	366,000	419,356
US Treasury Notes:
2.125%, 10/31/2004	468,000	473,667
6.125%, 8/15/2007	206,000	236,071
Total US Treasury Obligations (Cost $1,122,497)		1,129,094

US Government Agency Pass-Thrus 3.4%
Federal National Mortgage Association:
5.0%, 4/1/2017 (d)	60,000	61,613
6.0%, 4/1/2029 (d)	30,000	31,097
6.361%, 7/1/2008	329,306	363,798
7.0%, 9/1/2031	117,285	123,682
Total US Government Agency Pass-Thrus (Cost $534,557)		580,190
Collateralized Mortgage Obligations 10.9%
Bank of America Mortgage Securities "A4", Series 2000-7, 7.125%, 12/25/2030	10,703	10,684
Countrywide Home Loans "2A7", Series 2001-24, 6.25%, 1/25/2032	100,118	103,291
Federal Home Loan Mortgage Corp.:
"PE", Series 2378, 5.5%, 11/15/2016	30,000	31,733
"PE", Series 2512, 5.5%, 2/15/2022	110,000	113,852
"TC", Series 2509, 5.5%, 10/15/2025	80,000	84,209
"PL", Series 2459, 5.5%, 6/15/2030	72,869	74,155
"PE", Series 2405, 6.0%, 1/15/2017	80,000	86,239
"AE", Series 2293, 6.0%, 1/15/2029	89,466	91,410
"PE", Series 2208, 7.0%, 12/15/2028	33,808	34,194
"PR", Series 2198, 7.0%, 12/15/2028	63,246	64,883
"A5", Series T-42, 7.5%, 2/25/2042	40,450	44,331
Federal National Mortgage Association:
"JT", Series 2003-6, 4.5%, 6/25/2016	125,000	129,308
"A2", Series 2002-W9, 4.7%, 8/25/2042	25,000	25,918
"A2", Series 2002-W10, 4.7%, 8/25/2042	25,000	25,820
"UH", Series 2001-76, 5.0%, 5/25/2012	95,000	98,323
"OC", Series 2001-69, 5.5%, 7/25/2011	140,000	144,544
"PB", Series 2002-47, 5.5%, 9/25/2012	110,000	113,823
"LN", Series 2001-56, 5.75%, 7/25/2026	115,000	115,650
"QN", Series 2001-51, 6.0%, 10/25/2016	115,000	123,037
"1A3", Series 2003-W2, 7.5%, 2/15/2033	101,111	110,749
"1A3", Series 2003-W3, 7.5%, 8/25/2042	60,000	65,980
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2002-9, 6.25%, 6/25/2032	42,297	42,332
"1A2", Series 2001-15, 6.5%, 7/25/2031	102,418	102,576
"A2", Series 2001-27, 6.5%, 12/25/2031	638	637
Total Collateralized Mortgage Obligations (Cost $1,811,590)		1,837,678

Long-Term Municipal Investments 3.9%
Ross County Water Co., Inc., 8.25%, 8/1/2025	215,000	247,351
Maryland, Hospital & Healthcare Revenue, Hospital Healthcare Systems, Inc., 7.865%, 2/15/2027 (b)	95,000	114,221
Virginia, Multi Family Housing Revenue, Housing Development Authority, Series A, 6.51%, 5/1/2019 (b)	290,000	306,362
Total Long-Term Municipal Investments (Cost $556,425)		667,934

Asset Management Portfolio III	Shares	Value ($)

Other 0.1%
Standard & Poor's 500 Depository Receipt Trust (SPDRs) (Cost $19,941)	230	19,490

	Principal Amount ($)	Value ($)

Short-Term Investments 18.6%
US Treasury Bills:
1.12%**, 6/12/2003	3,000,000	2,993,334
1.19%**, 4/17/2003 (e)	140,000	139,928
Total Short-Term Investments (Cost $3,133,535)		3,133,262

	Shares	Value ($)

Investments in Affiliated Investment Companies 4.7%
Cash Management Fund Institutional 1.13% (c) (Cost $801,853)	801,853	801,853

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $15,290,800) (a)	91.8	15,505,519
Other Assets and Liabilities, Net	8.2	1,383,552
Net Assets	100.0	16,889,071

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $15,754,070. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $248,551. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $320,993 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $569,544.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Insurance Corp.
MBIA	Municipal Bond Investors Assurance

(c) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.
(d) Mortgage dollar rolls included.
(e) At March 31, 2003, this security has been pledged to cover in whole or in part, initial requirements for open futures contracts.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.
At March 31, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australia Bond	6/16/2003	5	286,528	281,038	5,490
Euro-Bund	6/6/2003	2	253,053	250,365	2,688
FTSE 100 Index	6/20/2003	1	54,278	57,101	(2,823)
MIB 30 Index	6/20/2003	1	122,581	118,264	4,317
Total net unrealized appreciation					9,672

At March 31, 2003, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canada Bond	6/19/2003	4	288,479	287,433	(1,046)
10 Year US Treasury Note	6/19/2003	3	341,823	344,625	2,802
CAC 40 10 Year Euro	4/30/2003	1	31,428	28,491	(2,937)
S&P 200 Index	6/19/2003	1	43,413	43,842	429
Total net unrealized depreciation					(752)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2003
Assets	Asset Management Portfolio	Asset Management Portfolio II	Asset Management Portfolio III
Investments in unaffiliated issuers, at value[a]	$ 530,591,530	$ 44,650,605	$ 14,703,666
Investments in affiliated issuers, at value[b]	26,139,614	2,425,853	801,853
Total investments, at value	556,731,144	47,076,458	15,505,519
Cash	178,909	-	73,085
Foreign currency, at value[c]	18,403,906	1,578,920	512,795
Receivable for investments sold	25,567,884	4,098,818	1,186,909
Dividends receivable	468,342	28,351	4,312
Interest receivable	1,865,670	199,777	74,223
Receivable for shares of beneficial interest subscribed	624,129	-	3,592
Receivable for daily variation margin on open futures contracts	27,178	153	1,082
Unrealized appreciation on forward foreign currency exchange contracts	557,679	44,891	17,756
Total assets	604,424,841	53,027,368	17,379,273
Liabilities
Due to custodian bank	-	470,816	-
Payable for investments purchased	3,256,238	179,039	261,670
Payable for investments purchased - mortgage dollar rolls	3,762,612	314,562	208,770
Unrealized depreciation on forward foreign currency exchange contracts	236,598	15,553	8,491
Accrued advisory fee	114,008	20,921	5,968
Other accrued expenses and payables	81,218	42,132	25,303
Total liabilities	7,450,674	1,043,023	510,202
Net assets, at value	$ 596,974,167	$ 51,984,345	$ 16,869,071

a Cost of $562,492,627, $45,805,290 and $14,488,947, respectively.
b Cost of $26,139,614, $2,425,853 and $801,853, respectively.
c Foreign cash has a cost basis of $18,391,751, $1,558,303 and $514,181, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2003
Investment Income	Asset Management Portfolio	Asset Management Portfolio II	Asset Management Portfolio III
Dividends[a] - Unaffiliated issuers	$ 4,062,239	$ 279,788	$ 50,775
Dividends - Affiliated issuers	399,852	46,325	32,607
Interest	11,047,918	1,794,419	740,297
Total income	15,510,009	2,120,532	823,679
Expenses: Investment advisory fees	3,114,885	369,892	133,231
Administrator service fees	490,228	57,713	21,023
Legal	42,520	1,438	1,780
Auditing	29,536	35,689	26,459
Trustees' fees and expenses	13,970	6,431	4,728
Other	24,102	14,373	7,541
Total expenses, before expense reductions	3,715,241	485,536	194,762
Expense reductions	(1,018,450)	(139,224)	(68,693)
Total expenses, after expense reductions	2,696,791	346,312	126,069
Net investment income (loss)	12,813,218	1,774,220	697,610
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(51,221,845)	(3,896,301)	(388,206)
Futures	(20,301,635)	(1,847,443)	(481,840)
Foreign currency related transactions	9,894,360	840,324	234,743
	(61,629,120)	(4,903,420)	(635,303)
Net unrealized appreciation (depreciation) during the period on: Investments	(16,131,456)	(440,051)	196,063
Futures	387,640	48,179	6,993
Foreign currency related transactions	236,015	15,166	(860)
	(15,507,801)	(376,706)	202,196
Net gain (loss) on investment transactions	(77,136,921)	(5,280,126)	(433,107)
Net increase (decrease) in net assets resulting from operations	$ (64,323,703)	$ (3,505,906)	$ 264,503

a Net of foreign taxes withheld of $2,555, $19 and $115, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management Portfolio
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 12,813,218	$ 16,213,234
Net realized gain (loss) on investment transactions	(61,629,120)	(9,088,786)
Net unrealized appreciation (depreciation) on investment transactions during the period	(15,507,801)	4,848,889
Net increase (decrease) in net assets resulting from operations	(64,323,703)	11,973,337
Capital transaction in shares of beneficial interest: Proceeds from capital invested	315,981,347	158,875,303
Value of capital withdrawn	(235,697,310)	(141,358,408)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	80,284,037	17,516,895
Increase (decrease) in net assets	15,960,334	29,490,232
Net assets at beginning of period	581,013,833	551,523,601
Net assets at end of period	$ 596,974,167	$ 581,013,833

Statement of Changes in Net Assets - Asset Management Portfolio II
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 1,774,220	$ 2,909,063
Net realized gain (loss) on investment transactions	(4,903,420)	(1,057,792)
Net unrealized appreciation (depreciation) on investment transactions during the period	(376,706)	429,865
Net increase (decrease) in net assets resulting from operations	(3,505,906)	2,281,136
Capital transaction in shares of beneficial interest: Proceeds from capital invested	12,796,947	29,615,080
Value of capital withdrawn	(33,360,391)	(40,316,898)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(20,563,444)	(10,701,818)
Increase (decrease) in net assets	(24,069,350)	(8,420,682)
Net assets at beginning of period	76,053,695	84,474,377
Net assets at end of period	$ 51,984,345	$ 76,053,695

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Asset Management Portfolio III
	Years Ended March 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income (loss)	$ 697,610	$ 1,069,555
Net realized gain (loss) on investment transactions	(635,303)	(38,342)
Net unrealized appreciation (depreciation) on investment transactions during the period	202,196	(57,875)
Net increase (decrease) in net assets resulting from operations	264,503	973,338
Capital transaction in shares of beneficial interest: Proceeds from capital invested	13,173,115	13,128,870
Value of capital withdrawn	(23,440,500)	(17,289,829)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(10,267,385)	(4,160,959)
Increase (decrease) in net assets	(10,002,882)	(3,187,621)
Net assets at beginning of period	26,871,953	30,059,574
Net assets at end of period	$ 16,869,071	$ 26,871,953

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Asset Management Portfolio

Years Ended March 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	597	581	552	733	704
Ratio of expenses before expense reductions (%)	.76	.74	.76	.76	.76
Ratio of expenses after expense reductions (%)	.55	.55	.59	.60	.60
Ratio of net investment income (loss) (%)	2.61	2.84	3.19	2.69	2.91
Portfolio turnover rate (%)	133	90	118	222	109
Total Investment Return (%)[a]	(11.88)	2.08	-	-	-

Asset Management Portfolio II

Years Ended March 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	76	84	99	78
Ratio of expenses before expense reductions (%)	.84	.80	.79	.79	.81
Ratio of expenses after expense reductions (%)	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	3.07	3.44	4.26	3.43	3.15
Portfolio turnover rate (%)	116	127	139	273	202
Total Investment Return (%)[a]	(5.23)	2.97	-	-	-

Asset Management Portfolio III

Years Ended March 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	27	30	38	44
Ratio of expenses before expense reductions (%)	.93	.94	.87	.85	.83
Ratio of expenses after expense reductions (%)	.60	.60	.60	.60	.60
Ratio of net investment income (loss) (%)	3.32	4.09	5.25	4.02	3.97
Portfolio turnover rate (%)	162	153	148	354	344
Total Investment Return (%)[a]	1.44	3.84	-	-	-

a Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Significant Accounting Policies

The Asset Management Portfolio, the Asset Management Portfolio II and the Asset Management Portfolio III (each a "Portfolio," and collectively the "Portfolios"), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies organized as New York business trusts. Asset Management Portfolio II and Asset Management Portfolio III are each a series of BT Investment Portfolios (the "Trust").

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of each Portfolio. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of each Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, each Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by each Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. When entering into a closing transaction, each Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit each Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, each Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Each Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, each Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. Each Portfolio may enter into mortgage dollar rolls in which a Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. Each Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as each Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Each Portfolio makes a daily allocation of its income, expenses and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in each Portfolio.

B. Purchases and Sales of Securities

During the year ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Asset Management Portfolio	$ 683,595,958	$ 576,157,352
Asset Management Portfolio II	52,199,514	65,166,941
Asset Management Portfolio III	23,152,429	28,426,289

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for each Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for each Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.65% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly. Each Portfolio did not impose a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

During the period, the Advisor and Administrator agreed to waive its fees and reimburse expenses of each Portfolio to the extent necessary to maintain the annualized expenses of Asset Management Portfolio to 0.55% and Asset Management II and Asset Management III Portfolios to 0.60%. The Advisor and Administrator may terminate this voluntary waiver and reimbursement at any time without notice to the shareholder.

For the year ended March 31, 2003, the Advisory Fee was as follows:

Advisory Fee	Total Aggregated	Amount Waived by DeAM, Inc.	Unpaid at March 31, 2003	Effective Rate
Asset Management Portfolio	$ 3,114,885	$ 1,018,450	$ 114,008.43%
Asset Management Portfolio II	369,892	139,224	20,921.40%
Asset Management Portfolio III	133,231	68,693	5,968.31%

Effective April 25, 2003, Northern Trust Investments, Inc. ("NTI") will become each Portfolio's sub-advisor and will manage the passive equity portion of each Portfolio. NTI will be paid directly by DeAM, Inc. for its sub-advisory services.

Administrator Service Fee. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.10% of each Portfolio's average daily net assets, computed and accrued daily and payable monthly.

For the year ended March 31, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at March 31, 2003
Asset Management Portfolio	$ 490,228	$ 52,945
Asset Management Portfolio II	57,713	4,601
Asset Management Portfolio III	21,023	1,777

Deutsche Bank Trust Company Americas ("DBT Co."), an affiliate of each Portfolio's Advisor and Administrator, serves as the Portfolios' custodian (see Note F).

Other. Each Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc.

Trustees' Fees and Expenses. Each Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Forward Foreign Currency Commitments

As of March 31, 2003, the Portfolios had the following open forward foreign currency exchange contracts:

Asset Management Portfolio

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 14,384,858	CAD	21,432,000	4/3/2003	$ 184,579
USD 27,851,408	EUR	25,548,000	4/4/2003	24,585
USD 23,591,299	GBP	14,947,000	4/4/2003	31,668
CHF 929,000	USD	694,035	4/4/2003	6,586
JPY 4,072,150,000	USD	34,653,647	4/4/2003	310,261
				$ 557,679
Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
USD 19,133,705	AUD	31,277,000	4/4/2003	$ (236,598)

Asset Management Portfolio II

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 975,233	CAD	1,453,000	4/3/2003	$ 12,514
USD 2,449,590	EUR	2,247,000	4/4/2003	2,163
USD 1,658,825	GBP	1,051,000	4/4/2003	2,227
CHF 554,000	USD	413,881	4/4/2003	3,927
JPY 315,783,000	USD	2,687,286	4/4/2003	24,060
				$ 44,891
Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
USD 1,257,758	AUD	2,056,000	4/4/2003	$ (15,553)

Asset Management Portfolio III

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation
USD 261,763	CAD	390,000	4/3/2003	$ 3,359
USD 62,122	CHF	85,000	4/4/2003	777
USD 924,456	EUR	848,000	4/4/2003	816
USD 451,402	GBP	286,000	4/4/2003	606
USD 144,425	JPY	17,329,000	4/4/2003	1,723
CAD 87,000	USD	59,259	4/3/2003	117
CHF 418,000	USD	312,278	4/4/2003	2,963
JPY 97,066,000	USD	826,023	4/4/2003	7,395
				$ 17,756

Contracts to Deliver	In Exchange For		Settlement Date	Unrealized (Depreciation)
USD 337,074	AUD	551,000	4/4/2003	(4,168)
AUD 174,000	USD	104,438	4/4/2003	(690)
EUR 213,000	USD	229,484	4/4/2003	(2,925)
GBP 71,000	USD	111,504	4/4/2003	(708)
				$ (8,491)

Currency Abbreviation
CAD	Canadian Dollar	EUR	Euro	CHF	Swiss Franc
GBP	British Pound	JPY	Japanese Yen
USD	US Dollars	AUD	Australian Dollar

E. Line of Credit

Each Portfolio and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period the Portfolios had no borrowings on the line of credit.

F. Other Information

On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Portfolios approved changing the Portfolios' custodian to State Street Bank and Trust Company ("State Street") at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), an affiliate of the Portfolios' Advisor and Administrator, currently serves as the custodian to the Portfolios. Each Portfolio's assets will be transitioned to State Street on or about June 6, 2003.

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Asset Management Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (hereafter referred to as the "Portfolios") at March 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Boston, Massachusetts May 28, 2003	PricewaterhouseCoopers LLP

Shareholder Meeting Results

Asset Management Portfolio

A Special Meeting of Shareholders of Asset Management Portfolio (the "Portfolio") was held on March 17, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.")

Affirmative	Against	Abstain
28,903,925	48,666	1,259

2. To approve an investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
28,903,925	48,666	1,259

Asset Management Portfolio II

A Special Meeting of Shareholders of Asset Management Portfolio II (the "Portfolio"), a series of BT Investment Portfolios, was held on March 31, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.")

Affirmative	Against	Abstain
3,969,595	7,927	1,866

2. To approve an investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
3,969,595	7,927	1,866

Asset Management Portfolio III

A Special Meeting of Shareholders of Asset Management Portfolio III (the "Portfolio"), a series of BT Investment Portfolios, was held on March 17, 2003. At the meeting the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To approve a new investment advisory agreement between the Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.")

Affirmative	Against	Abstain
1,375,515	1,506	2,885

2. To approve an investment sub-advisory agreement for the Portfolio between DeAM, Inc. and Northern Trust Investments, Inc.

Affirmative	Against	Abstain
1,375,515	1,506	2,885

Asset Management Portfolio

A Special Meeting of Shareholders of the Asset Management Portfolio (the "Portfolio") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Portfolio to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

	Number of Votes:
	For	Withheld
Richard R. Burt	48,700,731	10,450
S. Leland Dill	48,700,731	10,450
Martin J. Gruber	48,700,731	10,450
Richard T. Hale	48,700,731	10,450
Joseph R. Hardiman	48,700,731	10,450
Richard J. Herring	48,700,731	10,450
Graham E. Jones	48,700,731	10,450
Rebecca W. Rimel	48,700,731	10,450
Philip Saunders, Jr.	48,700,731	10,450
William N. Searcy	48,700,731	10,450
Robert H. Wadsworth	48,700,731	10,450

2. To approve new investment advisory agreements (each a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between each fund's corresponding Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
48,703,623	7,557	0

Asset Management Portfolio II and Asset Management Portfolio III

A Special Meeting of Shareholders of Asset Management Portfolio II and Asset Management Portfolio III (the "Portfolios"), each a series of BT Investment Portfolios (collectively the "Trust") was held on July 30, 2002. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):

1. To elect eleven Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

	Number of Votes:
	For	Withheld
Richard R. Burt	3,697,262,150	498,165
S. Leland Dill	3,688,253,771	9,506,544
Martin J. Gruber	3,697,262,023	498,292
Richard T. Hale	3,697,259,610	500,705
Joseph R. Hardiman	3,697,261,307	499,008
Richard J. Herring	3,697,261,263	499,052
Graham E. Jones	3,688,253,771	9,506,544
Rebecca W. Rimel	3,697,261,390	498,925
Philip Saunders, Jr.	3,688,256,311	9,504,004
William N. Searcy	3,697,261,390	498,925
Robert H. Wadsworth	3,697,250,006	510,309

2. To approve new investment advisory agreements (each a "New Advisory Agreement" and collectively, the "New Advisory Agreements") between each fund's corresponding Portfolio and Deutsche Asset Management, Inc. ("DeAM, Inc.").

Affirmative	Against	Abstain
3,691,354,660	417,884	5,987,771

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

Deutsche Bank Trust Company Americas

100 Plaza One Jersey City, NJ 07311
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148